       As filed with the Securities and Exchange Commission on September 7, 2001
                                                             File Nos. 333-25803
                                                                       811-08189

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                          Pre-Effective Amendment No.                       / /
                         Post-Effective Amendment No. 12                    /X/

                                      and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                 Amendment No. 13                           /X/

                         FLEMING MUTUAL FUND GROUP, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                 522 Fifth Avenue
                            New York, New York 10036
                     (Address of Principal Executive Office)

                                1-800-348-4782
              (Registrant's Telephone Number, Including Area Code)

                                   Copies to:


Sharon Weinberg                         Sarah E. Cogan, Esq.           John E. Baumgardner, Jr., Esq.
J.P. Morgan Fund Distributors, Inc.     Simpson Thacher & Bartlett     Sullivan & Cromwell
1211 Avenue of the Americas             425 Lexington Avenue           125 Broad Street
New York, NY 10036                      New York, NY 10017             New York, NY 10004


                     (Name and Address of Agent for Service)





It is proposed that this filing will become effective (check appropriate box):
               /X/   Immediately upon filing pursuant to paragraph (b)
               / /   On (date) pursuant to paragraph (b) of Rule 485
               / /   60 days after filing pursuant to paragraph (a)(1)
               / /   On (date), pursuant to paragraph (a)(1)
               / /   75 days after filing pursuant to paragraph (a)(2)
               / /   On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
               / / this post-effective amendment designates a new effective date for a previously file post-effective amendment.

PROSPECTUS  SEPTEMBER 7, 2001

JPMORGAN U.S. EQUITY FUNDS
CLASS A, CLASS B, AND CLASS C SHARES

BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND (CLASS A AND CLASS B)

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MIDCAP VALUE FUND

SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND

U.S. EQUITY FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Balanced Fund                                            1
Capital Growth Fund                                      8
Core Equity Fund                                        13
Disciplined Equity Fund                                 18
Dynamic Small Cap Fund                                  23
Equity Growth Fund                                      28
Equity Income Fund                                      34
Growth and Income Fund                                  39
Mid-Cap Value Fund                                      45
Small Cap Equity Fund                                   51
Small Cap Growth Fund                                   57
U.S. Equity Fund                                        63
The Funds' Management and Administration                68
How Your Account Works                                  71
   Know Which Classes to Buy                            71
   About Sales Charges                                  71
   General                                              72
   Buying Fund Shares                                   73
   Selling Fund Shares                                  74
   Exchanging Fund Shares                               75
   Other Information Concerning the Funds               75
   Distributions and Taxes                              76
Shareholder Services                                    77
What the Terms Mean                                     78
Risk and Reward Elements                                79
Financial Highlights                                    81
How To Reach Us                                 Back cover

JP MORGAN BALANCED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.


THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a balance of current income and growth by using the following strategies:


- an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P500 equity securities.


- an active fixed-income management style that focuses primarily on domestic fixed-income securities.


The adviser may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.


The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

- projected rate of earnings growth that's equal to or greater than the equity markets in general

- return on assets and equity that's equal to or greater than the equity markets in general

- market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase.


Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.


The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

  FREQUENCY OF TRADING
  HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.


There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, asset sectors, or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and eco-nomic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


The Fund's mortgage-related investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index. In the past, the Fund has compared its performance to the Lehman Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance for the period before Class A Shares were launched on 10/16/98 is based on the performance of the Select Class Shares (formerly Institutional Shares prior to the date of this prospectus) of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares. Class B Shares and Class C shares were first offered on 2/16/01. The performance for the period before Class B Shares and Class C Shares were launched is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.



YEAR-BY-YEAR RETURNS(1)
[CHART}



1991                           24.16%
1992                            5.32%
1993                            6.01%
1994                           -2.27%
1995                           23.83%
1996                           11.31%
1997                           23.67%
1998                           25.04%
1999                           13.94%
2000                           -2.80%


-------------------------------------
BEST QUARTER                   13.24%
-------------------------------------
                    4th quarter, 1998
-------------------------------------
WORST QUARTER                  -4.90%
-------------------------------------
                    4th quarter, 2000


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.29%.


(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31,2000(1)



                                               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
CLASS A SHARES                                 -8.40        12.43         11.67
---------------------------------------------------------------------------------------
CLASS B SHARES                                 -6.73        13.53         12.33
---------------------------------------------------------------------------------------
CLASS C SHARES                                 -3.59        13.77         12.33
---------------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                    -9.10        18.33         17.44
---------------------------------------------------------------------------------------
LEHMAN GOV'T/CREDIT INDEX (NO EXPENSES)        11.85         6.24          8.00
---------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX (NO EXPENSES)      11.63         6.46          7.96
---------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX (NO EXPENSES)       2.39        11.80         12.45
---------------------------------------------------------------------------------------

INVESTOR EXPENSES FOR CLASS A, B and C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                              CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*           5.75%             None              None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS           None              5.00%             1.00%
--------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                               CLASS A      CLASS B   CLASS C
                                               SHARES(1)    SHARES(2) SHARES(2)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                 0.50         0.50      0.50
DISTRIBUTION (RULE 12b-1) FEES                  0.25         0.75      0.75
SHAREHOLDER SERVICE FEES                        0.25         0.25      0.25
OTHER EXPENSES                                  0.60(1)      0.60(2)   0.60(2)
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                        1.60         2.10      2.10
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)        (0.35)       (0.17)    (0.17)
--------------------------------------------------------------------------------
NET EXPENSES(3)                                 1.25         1.93      1.93
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED FOR THE MOST RECENT FISCAL YEAR.
(2) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.25%, 1.93% AND 1.93% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
CLASS A SHARES*($)           695       1,019      1,365      2,338
----------------------------------------------------------------------------
CLASS B SHARES**($)          696         942      1,313      2,290***
----------------------------------------------------------------------------
CLASS C SHARES**($)          296         642      1,113      2,418
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------
CLASS B SHARES ($)           196       642        1,113      2,290***
----------------------------------------------------------------------
CLASS C SHARES ($)           196       642        1,113      2,418
----------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE
    SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY
    HAVE BEEN OWNED FOR EIGHT YEARS.

JP MORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of S&P Mid Cap 400 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks convertible securities, and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, under normal market condititons it may also invest high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high-quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The Fund may not achieve its objective if securities do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

Class B Shares were first offered on 11/4/93. The performance for the period before Class B Shares were launched is based on the performance of Class A Shares of the Fund. Class C Shares were first offered on 1/2/98. The performance for the period before Class C Shares were launched is based on the performance of Class B Shares of the Fund since 11/4/93 and Class A Shares of the Fund prior to that date. The actual returns of Class B and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance does not predict how the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -3.40%.


YEAR-BY-YEAR RETURNS(1)
[CHART]



1991                              70.74%
1992                              12.95%
1993                              20.17%
1994                              -1.31%
1995                              22.24%
1996                              24.20%
1997                              23.37%
1998                              5.54%
1999                              12.77%
2000                              14.17%


------------------------------------------
BEST QUARTER                      26.78%
------------------------------------------
                       1st quarter, 1991
------------------------------------------
WORST QUARTER                    -19.57%
------------------------------------------
                       3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000



                                        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                           7.60        14.43         18.56
--------------------------------------------------------------------------------
CLASS B SHARES                           8.61        14.99         18.84
--------------------------------------------------------------------------------
CLASS C SHARES                          12.64        15.05         18.75
--------------------------------------------------------------------------------
S&P MID-CAP 400 INDEX (NO EXPENSES)     17.50        20.41         19.86
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS
INDEX (NO EXPENSES)                      6.26        16.17         17.94
--------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR CLASS A, CLASS B and CLASS C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*           5.75%             None             None
-------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            None             5.00%            1.00%
-------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS



                                               CLASS A      CLASS B    CLASS C
                                               SHARES       SHARES     SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                                0.40         0.40       0.40
DISTRIBUTION (RULE 12b-1) FEES                 0.25         0.75       0.75
SHAREHOLDER SERVICE FEES                       0.25         0.25       0.25
OTHER EXPENSES(1)                              0.45         0.45       0.45
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                       1.35         1.85       1.85
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          --           --         --
------------------------------------------------------------------------------
NET EXPENSES(2)                                1.35         1.85       1.85
------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.35%, 1.85% AND 1.85%,RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.



IF YOU SELL YOUR SHARES YOUR COST WOULD BE:



                               1 YEAR      3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------
CLASS A SHARES* ($)            705         978        1,272      2,105
----------------------------------------------------------------------------
CLASS B SHARES** ($)           688         882        1,201      2,039***
----------------------------------------------------------------------------
CLASS C SHARES** ($)           288         582        1,001      2,169
----------------------------------------------------------------------------



IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:



                             1 YEAR        3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)           188           582         1,001       2,039***
-----------------------------------------------------------------------------
CLASS C SHARES ($)           188           582         1,001       2,169
-----------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

JP MORGAN CORE EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.


THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.

Although the Fund intends to invest primarily in equity securities, it may also invest high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.


In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

The performance for the period before Class A Shares were launched on 9/10/98 is based on the performance of Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) of the fund. During this period the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares. Class B Shares and Class C Shares were first offered on 2/16/01. The performance for the period before Class B Shares and Class C Shares were launched is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1994                         -4.03%
1995                         25.53%
1996                         22.54%
1997                         33.33%
1998                         30.80%
1999                         23.59%
2000                        -12.19%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 10.49%.
(1) THE FUND COMMENCED OPERATIONS ON 4/1/93.
(2) THE FUND'S FISCAL YEAR END IS 12/31.


-----------------------------------
BEST QUARTER                 22.85%
-----------------------------------
                  4th quarter, 1998
-----------------------------------
WORST QUARTER               -11.03%
-----------------------------------
                  4th quarter, 2000


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)


                                  PAST 1 YEAR.     PAST 5 YEARS.   LIFE OF FUND
-------------------------------------------------------------------------------
CLASS A SHARES                    -17.23           16.93           14.42
CLASS B SHARES                    -16.28           18.12           15.30
-------------------------------------------------------------------------------
CLASS C SHARES                    -13.01           18.32           15.30
-------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)        -9.10           18.33           17.11
-------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS
INDEX (NO EXPENSES)                -7.37           16.79           15.34
-------------------------------------------------------------------------------

INVESTOR EXPENSES FOR CLASS A, B and C SHARES
The expenses of Classes A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                              CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*           5.75%             None              None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS           None              5.00%             1.00%
--------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                            CLASS A       CLASS B      CLASS C
                                            SHARES(1)     SHARES(2)    SHARES(2)
--------------------------------------------------------------------------------
MANAGEMENT FEES                              0.50          0.50         0.50
DISTRIBUTION (RULE 12b-1) FEES               0.25          0.75         0.75
SHAREHOLDER SERVICE FEES                     0.25          0.25         0.25
OTHER EXPENSES                               0.56          0.56         0.56
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                     1.56          2.06         2.06
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)     (0.31)        (0.06)       (0.06)
--------------------------------------------------------------------------------
NET EXPENSES3                                1.25          2.00         2.00
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.25%, 2.00% AND 2.00%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and
-  net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:



                           1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------
CLASS A SHARES* $)         695        1,011        1,348       2,300
--------------------------------------------------------------------------
CLASS B SHARES** ($)       703          940        1,303       2,257***
--------------------------------------------------------------------------
CLASS C SHARES** ($)       303          640        1,103       2,385
--------------------------------------------------------------------------



IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:



                              1 YEAR      3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------
CLASS B SHARES ($)            203         640       1,103       2,257***
--------------------------------------------------------------------------
CLASS C SHARES ($)            203         640       1,103       2,385
--------------------------------------------------------------------------



*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE
    SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY
    HAVE BEEN OWNED FOR EIGHT YEARS.

JP MORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79 -
80.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Index (S&P 500).


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries relative to the S&P 500.

Within each industry, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in equity securities or fixed-income securities in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.


Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc.
(JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period often -- as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


-  catalysts that could trigger a rise in a stock's  price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A and B Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500, a widely recognized market benchmark.

The performance for the periods before Class A and B Shares were launched is based on the performance of the Institutional Class Shares of the Fund. During this period, the actual returns of Class A and B Shares would have been lower than shown because Class A and B Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A shares reflect the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.


YEAR-BY-YEAR RETURNS(1),(2),(3)
[CHART]

1998                           32.35%
1999                           18.32%
2000                          -10.87%


-------------------------------------
BEST QUARTER                   22.85%
-------------------------------------
                    4th quarter, 1998
-------------------------------------
WORST QUARTER                  -9.91%
-------------------------------------
                    3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1),(3)



                                        PAST 1 YEAR             LIFE OF FUND
------------------------------------------------------------------------------
CLASS A SHARES(3)                       -16.00                  13.73
------------------------------------------------------------------------------
CLASS B SHARES(3)                       -15.29                  14.95
------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)              -9.10                  15.79
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 1/3/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS A AND B SHARES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR CLASS A AND B SHARES WOULD BE LOWER BECAUSE CLASS A AND B SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND B SHARES
The estimated expenses of the Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                CLASS A SHARES          CLASS B SHARES
----------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*             5.75%                   NONE
----------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS             NONE                    5.00%
----------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                          CLASS A SHARES     CLASS B SHARES
-----------------------------------------------------------------------------
MANAGEMENT FEES                            0.35               0.35
DISTRIBUTION (RULE 12b-1) FEES             0.25               0.75
SHAREHOLDER SERVICE FEES                   0.25               0.25
OTHER EXPENSES(1)                          0.39               0.39
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                   1.24               1.74
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)   (0.29)             (0.29)
-----------------------------------------------------------------------------
NET EXPENSES                               0.95               1.45
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.95% AND 1.45%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------
CLASS A SHARES* ($)          666         919          1,191        1,965
---------------------------------------------------------------------------
CLASS B SHARES** ($)         648         820          1,117        1,895***
---------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES($)            148         520          917           1,895***
-----------------------------------------------------------------------------


*    Assumes sales charge is deducted when shares are purchased.
** Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JP MORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P Small Cap 600/Barra Growth Index stocks. Market capitalization is the total market value of a company's shares.


The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine if the stock is still an attractive investment opportunity.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

Class C Shares were first offered on 1/7/98. The performance for the period before Class C Shares were launched is based on the performance for Class B Shares of the Fund. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -9.86%

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1998                            13.46%
1999                            30.13%
2000                            11.42%


--------------------------------------
BEST QUARTER                    24.00%
--------------------------------------
                     4th quarter, 1999
--------------------------------------
WORST QUARTER                  -18.98%
--------------------------------------
                     3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)



                                                                     LIFE OF
                                                        PAST 1 YEAR  FUND
----------------------------------------------------------------------------
CLASS A SHARES                                          5.03         22.31
----------------------------------------------------------------------------
CLASS B SHARES                                          6.11         23.00
----------------------------------------------------------------------------
CLASS C SHARES                                          9.74         23.43
----------------------------------------------------------------------------
S&P SMALL-CAP 600/BARRA GROWTH INDEX (NO EXPENSES)      0.57         11.87
----------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX (NO EXPENSES)      -8.25         15.85
----------------------------------------------------------------------------



(1)  The Fund commenced operations on 5/19/97.
(2)  The Fund's fiscal year end is 10/31.

INVESTOR EXPENSES FOR CLASS A, B and C SHARES

The expenses of Classes A, B and C before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*          5.75%             NONE             NONE
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS           NONE             5.00%            1.00%
--------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                            CLASS A       CLASS B     CLASS C
                                             SHARES        SHARES      SHARES
-----------------------------------------------------------------------------
MANAGEMENT FEES                               0.65          0.65        0.65
DISTRIBUTION (RULE 12b-1) FEES                0.25          0.75        0.75
SHAREHOLDER SERVICE FEES                      0.25          0.25        0.25
OTHER EXPENSES(1)                             0.61          0.61        0.61
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                      1.76          2.26        2.26
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)      (0.26)        (0.14)      (0.14)
-----------------------------------------------------------------------------
NET EXPENSES(2)                               1.50          2.12        2.12
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2). REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.50%, 2.12% AND 2.12%, RESPECTIVELY, OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-   $10,000 initial investment,

-   5% return each year, and

-   net expenses for one year, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                          1 YEAR      3 YEARS      5 YEARS          10 YEARS
----------------------------------------------------------------------------
CLASS A SHARES* ($)       719         1,073        1,451            2,509
----------------------------------------------------------------------------
CLASS B SHARES** ($)      715         993          1,397            2,459***
----------------------------------------------------------------------------
CLASS C SHARES** ($)      315         693          1,197            2,584
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                          1 YEAR     3 YEARS      5 YEARS        10 YEARS
CLASS B SHARES ($)        215        693          1,197          2,459***
CLASS C SHARES ($)        215        693          1,197          2,584



*     ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**    ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE
      SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JP MORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.

THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, it may also invest in investment-grade debt securities.


The Fund may invest any portion of its assets that isn't in equities or fixed-income securities in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVES.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that's greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

-  market capitalization of more than $500 million.

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objectives if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS


   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

The performance for the period before Class A Shares were launched on 8/13/98 is based on the performance of Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) of the Fund. During this period, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares. Class B Shares and Class C Shares were first offered on 2/16/01. The performance for the period before Class B Shares and Class C Shares were launched is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -11.58%


YEAR-BY-YEAR RETURNS(1)
[CHART]



1991                             31.69%
1992                              6.43%
1993                              2.48%
1994                             -0.90%
1995                             25.78%
1996                             20.52%
1997                             37.20%
1998                             41.19%
1999                             31.54%
2000                            -23.85%


---------------------------------------
BEST QUARTER                     27.32%
---------------------------------------
                      4th quarter, 1998
---------------------------------------
WORST QUARTER                   -17.89%
---------------------------------------
                      4th quarter, 2000


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(2)



                                  PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES                    -28.23          17.12           14.71
-------------------------------------------------------------------------------
CLASS B SHARES                    -27.03          18.31           15.39
-------------------------------------------------------------------------------
CLASS C SHARES                    -24.49          18.52           15.39
-------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX
(NO EXPENSES)                     -22.08          19.16           17.60
-------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS
INDEX (NO EXPENSES)               -19.68          17.85           17.32
-------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR CLASS A, B and C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*          5.75%             NONE              NONE
-------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS           NONE             5.00%             1.00%
-------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND C ASSETS)



                                            CLASS A      CLASS B     CLASS C
                                            SHARES(1)    SHARES(2)   SHARES(2)
------------------------------------------------------------------------------
MANAGEMENT FEES                              0.50         0.50        0.50
DISTRIBUTION (RULE12b-1) FEES                0.25         0.75        0.75
SHAREHOLDER SERVICE FEES                     0.25         0.25        0.25
OTHER EXPENSES                               0.53         0.53        0.53
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                     1.53         2.03        2.03
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)     (0.28)       (0.05)      (0.05)
------------------------------------------------------------------------------
NET EXPENSES(3)                              1.25         1.98        1.98
------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.25%, 1.98% AND 1.98% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of Class A, Class B and Class C Shares and your actual costs may be higher or lower.



IF YOU SELL YOUR SHARES YOUR COST WOULD BE:



                             1 YEAR     3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------
CLASS A SHARES*($)           695        1,005        1,336      2,271
---------------------------------------------------------------------------
CLASS B SHARES**($)          701          932        1,289      2,226***
---------------------------------------------------------------------------
CLASS C SHARES**($)          301          632        1,089      2,354
---------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                             1 YEAR      3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------------------------
CLASS B SHARES ($)           201         632        1,089       2,226***
---------------------------------------------------------------------------
CLASS C SHARES ($)           201         632        1,089       2,354
---------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE
    SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

JP MORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities it may also invest in investment grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small and mid-capitalization companies. The securities of small and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

The performance for the period before Class A Shares were launched on 8/24/98 is based on the performance of Institutional Class Shares of the Fund. During this period the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Institutional Class Shares. Class B Shares and Class C Shares were first offered on 2/16/01. The performance for the period before Class B Shares and Class C Shares were launched is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -8.96%



YEAR-BY-YEAR RETURNS(1)
[CHART]



1991            22.10%
1992             5.61%
1993            12.34%
1994            -3.37%
1995            33.72%
1996            17.87%
1997            31.05%
1998            26.12%
1999            12.70%
2000            -4.09%


--------------------------------------------
BEST QUARTER                          18.81%
--------------------------------------------
                           4th quarter, 1998
--------------------------------------------
WORST QUARTER                         -8.07%
--------------------------------------------
                           4th quarter, 2000


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000


                                    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES                      -9.60        14.69         14.02
-----------------------------------------------------------------------------
CLASS B SHARES                      -7.64        15.84         14.70
-----------------------------------------------------------------------------
CLASS C SHARES                      -4.80        16.06         14.70
-----------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)         -9.10        18.33         17.44
-----------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX
(NO EXPENSES)                        7.46        13.42         14.45
-----------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR CLASS A, B and C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*        5.75%              None              None
------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS        None              5.00%              1.00%
------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                               CLASS A       CLASS B   CLASS C
                                               SHARES(1)     SHARES(2) SHARES(2)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                 0.40          0.40      0.40
DISTRIBUTION (RULE 12b-1) FEES                  0.25          0.75      0.75
SHAREHOLDER SERVICE FEES                        0.25          0.25      0.25
OTHER EXPENSES                                  0.67          0.67      0.67
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                        1.57          2.07      2.07
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)        (0.32)        (0.32)    (0.32)
--------------------------------------------------------------------------------
NET EXPENSES(3)                                 1.25          1.75      1.75
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.25%, 1.75% AND 1.75%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

 - $10,000 initial investment,

 - 5% return each year, and

 - net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                           1 YEAR      3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------
CLASS A SHARES* ($)        695         1,013      1,353      2,309
----------------------------------------------------------------------
CLASS B SHARES** ($)       678           918      1,284      2,247***
----------------------------------------------------------------------
CLASS C SHARES** ($)       278           618      1,084      2,375
----------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR         3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------
CLASS B SHARES ($)      178           618          1,084      2,247***
------------------------------------------------------------------------
CLASS C SHARES ($)      178           618          1,084      2,375
------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

JPMorgan Growth and Income Fund

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79 -
80.


THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The adviser will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display or have the potential for displaying level or rising dividends.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)), applies an active equity management style. The Fund focuses on companies with high-quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

  INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC,
  THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE
  MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of its shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

  - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

  - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
  - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

The performance of the period before Class A Shares were launched on 8/13/98 is based on performance of the Institutional Class Shares of the Fund. During this period, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses. Class B Shares were first offered on 11/4/93. The performance for the period before Class B Shares were launched is based on the performance of Class A Shares of the Fund. Class C Shares were first offered on 1/2/98. The performance for the period before Class C Shares were launched is based on the performance of Class B Shares. During these periods returns of Class B and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance does not predict how any class of the Fund will perform in the future. The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -6.27%



YEAR-BY-YEAR RETURNS(1)
[CHART]



1991           59.13%
1992           15.06%
1993           12.99%
1994           -3.41%
1995           27.55%
1996           19.38%
1997           29.53%
1998           14.11%
1999            8.09%
2000            0.48%


----------------------------------------
BEST QUARTER                      33.98%
----------------------------------------
                       1st quarter, 1991
----------------------------------------
WORST QUARTER                    -12.20%
----------------------------------------
                       3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000


                                       PAST 1 YEAR PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------
CLASS A SHARES                         -5.29            12.55    16.49
------------------------------------------------------------------------------
CLASS B SHARES                         -4.26            13.08    16.76
------------------------------------------------------------------------------
CLASS C SHARES                         -0.88            12.94    16.56
------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX (NO EXPENSES) 6.08            16.81    16.88
------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX (NO  1.95            15.74    16.12
EXPENSES)
------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Classes A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                            CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*         5.75%             None             None
-----------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS         None              5.00%            1.00%
-----------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)



                                           CLASS A SHARES   CLASS B SHARES  CLASS C SHARES
-------------------------------------------------------------------------------------------
MANAGEMENT FEES                            0.40             0.40            0.40
-------------------------------------------------------------------------------------------
DISTRIBUTION (RULE 12b-1) FEES             0.25             0.75            0.75
-------------------------------------------------------------------------------------------
SHAREHOLDER SERVICE FEES                   0.25             0.25            0.25
-------------------------------------------------------------------------------------------
OTHER EXPENSES(1)                          0.40             0.40            0.40
-------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                   1.30             1.80            1.80
-------------------------------------------------------------------------------------------
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)     -                -               -
-------------------------------------------------------------------------------------------
NET EXPENSES(2)                            1.30             1.80            1.80
-------------------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.30%, 1.80% AND 1.80%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Classes A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- onet expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------
CLASS A SHARES* ($)         700         963        1,247      2,053
------------------------------------------------------------------------
CLASS B SHARES** ($)        683         866        1,175      1,985***
------------------------------------------------------------------------
CLASS C SHARES** ($)        283         566          975      2,116
------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                 1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------
CLASS B SHARES ($)               183        566       975       1,985***
-------------------------------------------------------------------------
CLASS C SHARES ($)               183        566       975       2,116
-------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

JP MORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79 -
80.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the adviser believes to be undervalued. Market capitalization is the total market value of a company's shares.


Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for pur-chase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme over valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

    INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or

JPMorgan Mid Cap Value Fund

more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of its shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.

The performance for the period before Class A, B and C Shares were launched on 4/30/01 is based on the performance of Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) of the Fund. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.36%

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1998                  19.77%
1999                  13.87%
2000                  35.28%

---------------------------------------
BEST QUARTER                    17.96%
---------------------------------------
                      4th quarter 1998
---------------------------------------
WORST QUARTER                  -11.06%
---------------------------------------
                      3rd quarter 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1).



                                                      PAST 1 YEAR    LIFE OF FUND
----------------------------------------------------------------------------------
CLASS A SHARES                                        27.24          21.16
----------------------------------------------------------------------------------
CLASS B SHARES                                        30.28          22.86
----------------------------------------------------------------------------------
CLASS C SHARES                                        34.28          23.47
----------------------------------------------------------------------------------
S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)       27.84          13.34
----------------------------------------------------------------------------------
RUSSELL MID CAP VALUE INDEX (NO EXPENSES)             19.18           9.87
----------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/3/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

ESTIMATED INVESTOR EXPENSES FOR CLASSES A, B AND C SHARES

The estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*           5.75%             None              None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS           None              5.00%             1.00%
--------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                CLASS A       CLASS B    CLASS C
                                                SHARES        SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                                  0.70          0.70       0.70
DISTRIBUTION (RULE 12b-1) FEES                   0.25          1.00       1.00
SHAREHOLDER SERVICE FEES                         None          None       None
OTHER EXPENSES(1)                                1.35          1.35       1.35
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                         2.30          3.05       3.05
--------------------------------------------------------------------------------
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)         (1.05)        (1.05)     (1.05)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                  1.25          2.00       2.00
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.25%, 2.00% AND 2.00%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Classes A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR        3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------
CLASS A SHARES* ($)            695          1,157        1,644      2,983
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           703          1,144        1,709      3,115***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)           303            844        1,509      3,291
-----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                              1 YEAR         3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)            203            844        1,509       3,115***
-----------------------------------------------------------------------------
CLASS C SHARES ($)            203            844        1,509       3,291
-----------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79 -
80.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.


Equity securities include common and preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc.(JPMFAM(USA)), applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products and services, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

    INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund's investments may take the form of depositary receipts, including Unsponsored depositary receipts. unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

Class B Shares were first offered 3/28/95. The performance for the period before Class B Shares were launched is based on performance for Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.31%


YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1995                54.04%
1996                28.80%
1997                17.76%
1998                 3.34%
1999                13.75%
2000                14.18%

-----------------------------------------
BEST QUARTER                       19.38%
-----------------------------------------
                        4th quarter, 1998
-----------------------------------------
WORST QUARTER                     -21.13%
-----------------------------------------
                        3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)



                                       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
------------------------------------------------------------------------------
CLASS A SHARES                          7.63        13.92         20.43
------------------------------------------------------------------------------
CLASS B SHARES                          8.56        14.22         20.78
------------------------------------------------------------------------------
S&P SMALL-CAP 600 INDEX (NO EXPENSES)  11.80        13.57         16.15
------------------------------------------------------------------------------
LIPPER SMALL CORE FUNDS INDEX (NO       6.93        12.44         15.28
EXPENSES)
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 12/20/94.
(2) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR CLASS A and B SHARES
The expenses of Classes A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                               CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*            5.75%               None
--------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            None                5.00%
--------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                       CLASS A SHARES      CLASS B SHARES
-------------------------------------------------------------------------
MANAGEMENT FEES                         0.65                0.65
DISTRIBUTION (RULE 12b-1) FEES          0.25                0.75
SHAREHOLDER SERVICE FEES                0.01                0.25
OTHER EXPENSES(1)                       0.53                0.52
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                1.44                2.17
FEE WAIVER AND EXPENSE
REIMBURSEMENT(2)                       (0.06)              (0.05)
-------------------------------------------------------------------------
NET EXPENSES                            1.38                2.12
-------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.38% AND 2.12%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Classes A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
CLASS A SHARES*($)              707       999        1,311      2,195
-------------------------------------------------------------------------
CLASS B SHARES**($)             715       974        1,360      2,314***
-------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------
CLASS B SHARES ($)              215       674        1,160      2,314***
---------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79 -
80.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at the initial time of purchase, that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.


Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser, is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multifaceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year and has another 250 in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.

The performance for the period before Class A, B and C Shares were launched on 4/30/01 is based on the performance of Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.15%

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1998            14.86%
1999            46.54%
2000            -7.79%


---------------------------------------
BEST QUARTER                     23.59%
---------------------------------------
                      4th quarter, 1998
---------------------------------------
WORST QUARTER                   -18.29%
---------------------------------------
                      3rd quarter, 1998



AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2000(1)

                                                  PAST 1 YEAR    LIFE OF FUND
-------------------------------------------------------------------------------
CLASS A SHARES                                    -13.12         13.66
-------------------------------------------------------------------------------
CLASS B SHARES                                    -11.61         15.13
-------------------------------------------------------------------------------
CLASS C SHARES                                     -8.55         15.84
-------------------------------------------------------------------------------
RUSSELL 2000 INDEX (NO EXPENSES)                   -3.02          4.80
-------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)           -22.43          3.02
-------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/14/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B and C SHARES
The estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*                    5.75%             None             None
-------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS                    None              5.00%            1.00%
-------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ESTIMATED ANNUAL OPERATING EXPENSE (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                CLASS A     CLASS B   CLASS C
                                                 SHARES      SHARES    SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                                   0.80        0.80       0.80
DISTRIBUTION (RULE 12b-1) FEES                    0.25        1.00       1.00
SHAREHOLDER SERVICE FEES                          None        None       None
OTHER EXPENSES (1)                                1.45        1.45       1.45
TOTAL OPERATING EXPENSES                          2.50        3.25       3.25
FEE WAIVER AND EXPENSE REIMBURSEMENT (2)         (0.90)      (0.90)     (0.90)
------------------------------------------------------------------------------
NET EXPENSES (2)                                  1.60        2.35       2.35


1 "Other Expenses" are based on estimated expenses for the current fiscal year. 2 Reflects a written agreement pursuant to which The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60%, 2.35% and 2.35%, respectively, of the average daily net assets through 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in Classes A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR        3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
CLASS A SHARES* ($)               728          1,228       1,753     3,184
------------------------------------------------------------------------------
CLASS B SHARES** ($)              738          1,217       1,820     3,315***
------------------------------------------------------------------------------
CLASS C SHARES** ($)              338            917       1,620     3,488
------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR         3 YEARS      5 YEARS    10 YEARS
------------------------------------------------------------------------------
CLASS B SHARES ($)             238            917          1,620      3,315***
------------------------------------------------------------------------------
CLASS C SHARES ($)             238            917          1,620      3,488
------------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 79-80.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.


Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.


Equity securities may include common stocks, preferred stock, convertible securities and depositary receipts.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price
- high potential reward compared to potential risk
- temporary mispricings caused by market overreactions


    INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500, a widely recognized market benchmark.

During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares (or the Fund's predecessor). The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

For the period 1/1/91 through 9/30/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%


YEAR-BY-YEAR RETURNS(1),(2)
[CHART]



1991                34.12%
1992                 8.73%
1993                11.06%
1994                -0.32%
1995                32.83%
1996                21.22%
1997                28.58%
1998                24.79%
1999                14.88%
2000                -6.37%


---------------------------------------
BEST QUARTER                     21.46%
---------------------------------------
                      4th quarter, 1998
---------------------------------------
WORST QUARTER                   -17.97%
---------------------------------------
                      3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(2)



                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES(2)                         -11.78           14.55          15.51
--------------------------------------------------------------------------------
CLASS B SHARES(2)                         -10.75           15.70          16.19
--------------------------------------------------------------------------------
CLASS C SHARES(2)                          -7.25           15.91          16.19
--------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                -9.10           18.33          17.46
--------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 5/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS A, B AND C SHARES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF CLASS A, B AND C SHARES WOULD BE LOWER BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
-------------------------------------------------------------------------------
THE OFFERING PRICE*                    5.75%             None             None
-------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS                    None              5.00%            1.00%
-------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                             CLASS A    CLASS B     CLASS C
                                              SHARES     SHARES      SHARES
-----------------------------------------------------------------------------
 MANAGEMENT FEES                                 0.40       0.40        0.40
 DISTRIBUTION (RULE 12b-1) FEES                  0.25       0.75        0.75
 SHAREHOLDER SERVICE FEES                        0.25       0.25        0.25
 OTHER EXPENSES(1)                               0.45       0.45        0.45
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                        1.35       1.85        1.85
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)        (0.30)     (0.10)      (0.10)
----------------------------------------------------------------------------
 NET EXPENSES(2)                                 1.05       1.75        1.75
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.05%, 1.75% AND 1.75% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS THROUGH 9/7/04 WITH RESPECT TO CLASS A AND UNTIL 9/7/02 WITH RESPECT TO CLASS B AND CLASS C.

EXAMPLE The example below is intended to help you compare the cost of investing in Classes A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years with respect to Class A shares and one year with respect to Class B and C shares, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR        3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------
CLASS A SHARES* ($)            676            890        1,186        2,027
------------------------------------------------------------------------------
CLASS B SHARES** ($)           678            872        1,191        2,030***
------------------------------------------------------------------------------
CLASS C SHARES** ($)           278            572          991        2,161
------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                              1 YEAR         3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------
CLASS B SHARES ($)               178             572          991     2,030***
------------------------------------------------------------------------------
CLASS C SHARES ($)               178             572          991     2,161
------------------------------------------------------------------------------


*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Balanced, Core Equity, Equity Growth, and Equity Income Funds are series of Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth & Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland Corporation. The Disciplined Equity and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming, Inc. (Robert Fleming) are the investment advisers and make the day-to-day investment decisions for these Funds.

JPMIM is the investment adviser for the Disciplined Equity and U.S. Equity Funds. JPMIM is located at 522 5th Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth & Income, and Small Cap Equity Funds. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase).

Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 5th Avenue, New York, NY 10036.


JPMIM, JPMFAM (USA) and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.


During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average net assets as follows:



                             FISCAL
FUND                         YEAR END    %
--------------------------------------------
BALANCED FUND                12/31     0.50
--------------------------------------------
CAPITAL GROWTH FUND          10/31     0.40
--------------------------------------------
CORE EQUITY FUND             12/31     0.50
--------------------------------------------
DISCIPLINED EQUITY FUND       5/31     0.35
--------------------------------------------
DYNAMIC SMALL CAP FUND       10/31     0.65
--------------------------------------------
EQUITY GROWTH FUND           12/31     0.50
--------------------------------------------
EQUITY INCOME FUND           12/31     0.40
--------------------------------------------
GROWTH & INCOME FUND         10/31     0.40
--------------------------------------------
MID CAP VALUE FUND            9/30     0.70
--------------------------------------------
SMALL CAP EQUITY FUND        10/31     0.65
--------------------------------------------
SMALL CAP GROWTH FUND         9/30     0.80
--------------------------------------------
U.S. EQUITY FUND              5/31     0.40
--------------------------------------------


PORTFOLIO MANAGERS
BALANCED FUND

Henry Lartigue and Jeff Phelps, Portfolio Managers at JPMFAM (USA), are responsible for the equity portion of the portfolio. A team of individuals at JPMFAM is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Lartigue has managed other equity funds since joining JPMFAM (USA) in 1984. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM (USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries.

CAPITAL GROWTH FUND

Chris Matlock, Portfolio Manager at JPMFAM (USA), and Mr. Heintz are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Both have been managing the Fund since August 1999. Robert Heintz, Managing Director and Director of Equity Management and Research at JPMFAM (USA), has worked at JPMFAM (USA) since 1983 in a variety of investment management positions.


CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the Fund has been co-managed with Mr. Phelps. Please see above for information on Messrs. Lartigue and Phelps.


DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President, Timothy J. Devlin, Vice President, and Nanette Buziak, Vice President. Mr. Gill has been at JPMIM since 1996 and prior to that he was a portfolio manager at Bank of Tokyo-Mitsubishi Asset Management. Mr. Devlin has been at JPMIM since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at JPMIM since March of 1997 and prior to that was an index arbitrage trader and convertible bond portfolio manager at First Marathon America Inc.

DYNAMIC SMALL CAP FUND
Mr. Lartigue and Juliet Ellis, Senior Portfolio Managers at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue.


EQUITY GROWTH FUND
Mr. Lartigue has managed the portfolio since July of 1994. Please see above for information on Mr. Lartigue.

EQUITY INCOME FUND

Mr. Heintz has been managing the Fund since its inception in March, 1988. Please see above for information on Mr. Heintz.


GROWTH AND INCOME FUND

Mr. Heintz and Stephen J. O'Keefe, CFA, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund. Mr. O'Keefe joined JPM-FAM (USA) in 1989. Both have been managing the Fund since August 1999. Please see above for information on Mr. Heintz.


MID CAP VALUE FUND

Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr.Simon has worked as a portfolio manager with various affiliates of Robert Fleming, the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.


SMALL CAP EQUITY FUND
Mr. Lartigue and Ms. Ellis are responsible for management of the Fund. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue and Ms. Ellis.

SMALLCAP GROWTH FUND

Christopher Mark Vyvyan Jones, serves as portfolio manager to the Fund.

Mr. Jones has worked as a portfolio manager with various affiliates of Robert Fleming, the adviser, since 1982 and is currently a Director of Robert Fleming. Mr. Jones is head of the adviser's Small Company Investment Team.


U.S. EQUITY FUND

The portfolio management team is led by Henry D. Cavanna, Managing Director, and James H. Russo, Vice President and CFA. Mr. Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.

THE FUNDS' ADMINISTRATORS
Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity and U.S. Equity Funds. Chase is the administrator for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Value, Small Cap Equity, and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Mid Cap Value and the Small Cap Growth Funds) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average net assets over $25 billion. The administrator receives an annual fee of 0.10% of the average daily net assets of each of the Mid Cap Value and Small Cap Growth Funds.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund held by investors serviced by the shareholder servicing agent. The Mid Cap Value and Small Cap Growth Fund can only pay fees to shareholder servicing agents other than Morgan Guaranty and Chase.

The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


KNOW WHICH CLASSES TO BUY
Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Fund. Each class may have different requirements for whom may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contigent deferred sales charge.


ABOUT SALES CHARGES

You may pay a sales charge to buy Class A Shares and you may pay a sales charge with respect to Class B or C Shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares.


This prospectus offers Class A, B and C Shares of the Funds.

Different charges are associated with each class of shares:


 - If you choose to invest in Class A Shares, you may pay a sales charge when you invest.


 - If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

 - If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the following tables show, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value. Shareholders of the former J.P.Morgan U.S. Equity Fund - Advisor Series who received their Class A Shares as a result of a fund reorganization in September, 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.


TOTAL SALES CHARGE

                           AS % OF THE       AS %
                              OFFERING     OF NET
 AMOUNT OF                       PRICE     AMOUNT
INVESTMENT                   PER SHARE   INVESTED
-------------------------------------------------
LESS THAN $100,000                5.75       6.10
-------------------------------------------------
$100,000 BUT UNDER $250,000       3.75       3.90
-------------------------------------------------
$250,000 BUT UNDER $500,000       2.50       2.56
-------------------------------------------------
$500,000 BUT UNDER
$1 MILLION                        2.00       2.04
-------------------------------------------------


There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.




YEAR      DEFERRED SALES CHARGE
-------------------------------
1                            5%
-------------------------------
2                            4%
-------------------------------
3                            3%
-------------------------------
4                            3%
-------------------------------
5                            2%
-------------------------------
6                            1%
-------------------------------
7                          None
-------------------------------
8                          None
-------------------------------



We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.


GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.


Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B or Class C will generally be the most economical choice.


Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.


You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.


BUYING FUND SHARES
You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:


JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392


THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we'll process your order at that day's price.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND
 INFORMATION, CALL:
 THE JPMORGAN FUNDS SERVICE CENTER
 1-800-348-4782


MINIMUM INVESTMENTS




TYPE OF                  INITIAL    ADDITIONAL
ACCOUNT                  INVESTMENT INVESTMENTS
-----------------------------------------------
REGULAR ACCOUNT         $2,500      $100
-----------------------------------------------
SYSTEMATIC INVESTMENT
PLAN(1)                 $1,000      $100
-----------------------------------------------
IRAS                    $1,000      $100
-----------------------------------------------
SEP-IRAS                $1,000      $100
-----------------------------------------------
EDUCATION IRAS          $  500      $100
-----------------------------------------------



(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check clears, which may take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A, Class B or Class C shares.


SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.


Or

Send a signed letter with your instructions to:


JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392



THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.


GENERAL

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders.

You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.


We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, each Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.


You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Balanced, Core Equity, Disciplined Equity, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute net investment income at least quarterly. The Capital Growth, Dynamic Small Cap and Small Cap Equity Funds generally distribute net investment income at least semi annually. The Mid-Cap Value and Small Cap Growth Funds generally distribute net investment income at least annually. You have three options for your distributions. You may:


- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.


If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also chose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

WHAT THE TERMS MEAN

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.



POTENTIAL RISKS                     POTENTIAL REWARDS                  POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
 - When a Fund buys securities      - The Funds can take advantage of  - The Funds segregate liquid assets to offset leverage risks
   before issue or for delayed        attractive transaction
   delivery, it could be exposed      opportunities
   to leverage risk if it does not
   segregate liquid assets

SHORT-TERM TRADING
 - Increased trading could raise a  - The Funds could realize gains    - The Funds generally avoid short-term trading except to take
   Fund's brokerage and related       in a short period of time          advantage of attractve or unexpected opportunities or to
   costs                                                                 meet demands generated by shareholder activity
 - Increased short-term capital     - The Funds could protect against  - The Funds' Portfolio Turnover Rate for the most
   gains distributions could raise    losses if a stock is overvalued    recent fiscal year is listed below:
   shareholders' income tax           and its value later falls          Balanced Fund:           102% (for the most recent
   liability                                                                                           semi-annual period)
                                                                         Capital Growth Fund:      25% (for the most recent
                                                                                                       semi-annual period)
                                                                         Core Equity Fund:         32% (for the most recent
                                                                                                       semi-annual period)
                                                                         Disciplined Equity Fund:  72% (for the most recent
                                                                                                       semi-annual period)
                                                                         Dynamic Small Cap Fund:   22% (for the most recent
                                                                                                       semi-annual period)
                                                                         Equity Growth Fund:       71% (for the most recent
                                                                                                       semi-annual period)
                                                                         Equity Income Fund:        3% (for the most recent
                                                                                                       semi-annual period)
                                                                         Growth and Income Fund:   10% (for the most recent
                                                                                                       semi-annual period)
                                                                         Mid Cap Value Fund:    41.58% (for the most recent
                                                                                                       semi-annual period)
                                                                         Small Cap Equity Fund:    23% (for the most recent
                                                                                                       semi-annual period)
                                                                         Small Cap Growth Fund: 34.10% (for the most recent
                                                                                                       semi-annual period)
                                                                         U.S. Equity Fund:         81% (for the most recent
                                                                                                       semi-annual period)

DERIVATIVES
 - Derivatives such as futures,     - Hedges that correlate well with  - The Funds use derivatives, such as futures,
   options, swaps, and forward        underlying positions can reduce    options, swaps and forward foreign currency contracts,
   foreign currency contracts(1)      or eliminate losses at low cost    for hedging and for risk management (i.e., to adjust
   that are used for hedging the    - The Funds could make money and     duration or yield curve exposure, or to establish or
   portfolio or specific              protect against losses if          adjust exposure to particular securities, markets or
   securities may not fully offset    management's analysis proves       currencies); risk management may include management of
   the underlying positions and       correct                            a Fund's exposure relative to its benchmark. Certain
   this could result in losses to   - Derivatives that involve           Funds may also use derivatives to increase the Fund's
   a Fund that would not have         leverage could generate            gain
   otherwise occurred                 substantial gains at low cost    - A Fund only establishes hedges that it expects
 - Derivatives used for risk                                             will be highly correlated with underlying positions
   management or to increase the                                       - While the Funds may use derivatives that
   Fund's gain may not have the                                          incidentally involve leverage, they do not use them for
   intended effects and may result                                       the specific purpose of leveraging their portfolio
   in losses or missed
   opportunities
 - The counterparty to a
   derivatives contract could
   default
 - Derivatives that involve leverage
   could magnify losses
 - Certain types of derivatives
   involve costs to the Funds
   which can reduce returns
 - Derivatives may, for tax
   purposes, affect the character
   of gain and loss realized by a
   Fund, accelerate recognition of
   income to a Fund, affect the
   holding period of a Fund's
   assets and defer recognition of
   certain of a Fund's losses



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                      POTENTIAL REWARDS                    POLICIES TO BALANCE RISK AND REWARD
SECURITIES LENDING
 - When a Fund lends a security,     - The Funds may enhance              - Each adviser maintains a list of approved
   there is a risk that the            income through the investment        borrowers
   loaned securities may not           of the collateral received         - The Funds receive collateral equal to at
   be returned if the borrower or      from the borrower                    least 100% of the current value of the securities
   the lending agent defaults                                               loaned
 - The collateral will be                                                 - The lending agents indemnify the Funds
   subject to the risks of the                                              against borrower default
   securities in which it is                                              - Each adviser's collateral investment
   invested                                                                 guidelines limit the quality and duration of
                                                                            collateral investment to minimize losses
                                                                          - Upon recall, the borrower must return the securities
                                                                            loaned within the normal settlement period

MARKET CONDITIONS
 - Each Fund's share price and       - Stocks have generally              - Under normal circumstances the Funds plan to
   performance will fluctuate in       outperformed more stable             remain fully invested, with at least 65% in
   response to stock and/or bond       investments (such as bonds and       equities; equity investments may include U.S. and
   market movements                    cash equivalents) over the           foreign common stocks, convertible securities,
 - Adverse market conditions           long term                            preferred stocks, trust or partnership interests,
   may from time to time cause       - With respect to the                  warrants, rights, REIT interests and investment
   a Fund to take  temporary           Diversified and Balanced             company securities
   defensive positions that are        Funds, a diversified, balanced     - A Fund seeks to limit risk and enhance
   inconsistent with its               portfolio should mitigate the        performance through active management and
   principal investment                effects of wide market               diversification
   strategies and may hinder the       fluctuations, especially when      - During severe market downturns, each Fund
   Fund from achieving its             stock and bond prices move in        has the option of investing up to
   investment objective                different directions                 100% of assets in short-term instruments

MANAGEMENT CHOICES
 - A Fund could underperform         - A Fund could outperform            - The advisers focus their active management
   its benchmark due to its            its benchmark due to these           on securities selection, the area where they
   securities and asset                same choices                         believe their commitment to research can most
   allocation choices                                                       enhance returns

FOREIGN INVESTMENTS
 - Currency exchange rate            - Favorable exchange rate            - The Funds anticipate that total foreign
   movements could reduce gains or     movements could generate gains       investments will not exceed 20% of total
   create losses                       or reduce losses                     assets(30% for Diversified Fund, 30% for Equity
 - A Fund could lose money           - Foreign investments,                 Growth Fund and 10% for Small Cap Growth Fund)
   because of foreign government       which represent a major            - The Funds actively manage the currency
   actions, political                  portion of the world's               exposure of their foreign investments relative to
   instability, or lack of             securities, offer attractive         their benchmarks, and may hedge back into the U.S.
   adequate and accurate               potential performance and            dollar from time to time (see also "Derivatives");
   information                         opportunities for                    these currency management techniques may not be
 - Currency and                        diversification                      available for certain emerging markets investments
   investment risks tend to be       - Emerging markets can offer higher
   higher in emerging markets;         returns
   these markets also present
   higher liquidity and valuation
   risks

ILLIQUID HOLDINGS
 - Each Fund could have difficulty   - These holdings may offer           - No Fund may invest more than 15% of net assets in
   valuing these holdings              more attractive yields or            illiquid holdings
   precisely                           potential growth than              - To maintain adequate liquidity to meet
 - Each Fund could be                  comparable widely traded             redemptions, each Fund may hold high quality
   unable to sell these holdings       securities                           short-term securities (including repurchase
   at the time or price it                                                  agreements and reverse repurchase agreements) and,
   desires                                                                  for temporary or extraordinary purposes, may
                                                                            borrow from banks up to 33 1/3% of the value of
                                                                            its total assets

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND(1)



                                                                         CLASS A                           CLASS B         CLASS C
                                                          ---------------------------------------------  -------------  ------------
                                                                  Six                                        2/16/01(2)   2/16/01(2)
                                                               Months       Year         Year 10/16/98(2)       Through      Through
                                                              6/30/01      Ended        Ended    Through        6/30/01      6/30/01
PER SHARE OPERATING PERFORMANCE:                           unaudited)   12/31/00     12/31/99   12/31/98    (unaudited)  (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  30.23    $ 38.46    $  34.51     $   31.87   $   29.69    $   29.69
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                    0.24      0.76(3)      0.70(3)       0.10        0.00(3)      0.10(3)

      Net gains or losses in securities (both realized and
         unrealized)                                          (1.85)    (1.96)        4.05          3.95       (1.24)        1.23
                                                              ------    --------      -------      ------      -------       -------
      Total from investment operations                        (1.61)     (1.20)       4.75          4.05       (1.14)        1.13

   Less distributions:

      Dividends from net investment income                     0.17       1.28        0.61          0.16        0.10         0.10

      Distributions from capital gains                         0.34       5.75        0.19          1.25        0.34         0.34
                                                              ------    --------      -------      ------      -------       -------
      Total dividends and distributions                        0.51       7.03        0.80          1.41        0.44         0.44
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  28.11    $ 30.23    $  38.46     $   34.51   $   28.11    $   28.12
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                               (5.29%)    (2.80%)     13.94%        12.78%       5.51%       (5.51%)
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $     78    $     2    $      2     $       1   $      22    $       1
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
      Expenses(5)                                              1.25%      1.25%       1.25%         1.25%       1.93%        1.93%
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income(5)                                 1.70%      1.99%       1.94%         1.84%       1.02%        1.03%
------------------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements and earnings
      credits                                                  1.52%      2.75%       3.34%       107.16%       2.03%        2.03%
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income without waivers, reimbursements
      and earnings credits(5)                                  1.43%      0.49%      (0.15%)     (104.07%)      0.92%        0.93%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         102%       134%         45%           58%        102%         102%
------------------------------------------------------------------------------------------------------------------------------------



1 Formerly Chase Balanced Fund.
2 Commencement of offering of class of shares.
3 Calculated based upon average shares outstanding.
4 Total return figures do not include the effect of any front-end or deferred sales load.
5 Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND(1)



                                                                                              CLASS A
                                                                    ------------------------------------------------------------
                                                                         Six
                                                                      Months       Year       Year     Year       Year     Year
                                                                    04/30/01      Ended      Ended    Ended      Ended    Ended
PER SHARE OPERATING PERFORMANCE:                                 (unaudited)   10/31/00   10/31/99 10/31/98   10/31/97 10/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 47.91    $ 42.85    $ 41.22    $ 46.76  $ 41.60    $ 35.65
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                        (0.09)(2)  (0.14)(2)  (0.20)(2)  (0.12)   (0.02)(2)  0.15

      Net gains or losses in securities
      (both realized and unrealized)                               (2.18)     10.11       5.75      (0.52)   10.13      7.27
                                                                   ------     ---------  ---------  ------   ---------  ----
      Total from investment operations                             (2.27)      9.97       5.55      (0.64)   10.11      7.42

   Distributions to shareholders from:

      Dividends from net investment income                            --         --         --         --     0.15      0.12

      Distributions from capital gains                              5.48       4.91       3.92       4.90     4.80      1.35
                                                                   ------     ---------  ---------  ------   ---------  ----
      Total dividends and distributions                             5.48       4.91       3.92       4.90     4.95      1.47
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 40.16    $ 47.91    $ 42.85    $ 41.22  $ 46.76    $ 41.60
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    (4.46%)    25.81%     14.30%    (1.60%)   26.47%     21.48%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $   468    $   523    $   577    $   728  $   839    $   768
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

   Expenses(4)                                                      1.35%      1.35%      1.30%      1.27%    1.31%      1.37%
   Net investment income(4)                                        (0.44%)    (0.32%)    (0.48%)    (0.24%)  (0.05%)     0.39%
   Expenses without waivers and reimbursements(4)                   1.35%      1.35%      1.30%      1.27%    1.31%      1.37%
   Net investment income without waivers and reimbursements(4)     (0.44%)    (0.32%)    (0.48%)    (0.24%)  (0.05%)     0.39%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover(5)                                                 25%        66%        86%       108%      67%        90%
--------------------------------------------------------------------------------------------------------------------------------



1 Formerly Chase Vista Capital Growth Fund.
2 Calculated based upon average shares outstanding.
3 Total return figures do not include the effect of any front-end or deferred sales load.
4 Short periods have been annualized.
5 The percentages reflect the portfolio turnover of the Capital Growth
  Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CAPITAL GROWTH FUND (CONTINUED)(1)



                                                                                            CLASS B
                                                                    ---------------------------------------------------------------
                                                                          Six
                                                                       Months        Year        Year      Year     Year     Year
                                                                     04/30/01       Ended       Ended     Ended    Ended    Ended
PER SHARE OPERATING PERFORMANCE:                                  (unaudited)    10/31/00    10/31/99  10/31/98 10/31/97 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $46.20     $ 41.67     $ 40.38    $  46.11   $  41.21    $35.39
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income                                            (0.19)(2)   (0.35)(2)   (0.40)(2)   (0.29)     (0.23)(2) (0.08)

   Net gains or losses in securities (both realized and unrealized) (2.10)       9.79        5.61       (0.54)     10.01      7.25
                                                                    ---------   ---------   ---------   ------     --------- ------
   Total from investment operations                                 (2.29)       9.44        5.21       (0.83)      9.78      7.17

   Distributions to shareholders from:

   Dividends from net investment income                                --          --          --          --       0.08       --

   Distributions from capital gains                                  5.48        4.91        3.92        4.90       4.80      1.35
                                                                    ---------   ---------   ---------   ------     --------- ------
   Total dividends and distributions                                 5.48        4.91        3.92        4.90       4.88      1.35
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $38.43     $ 46.20     $ 41.67    $  40.38   $  46.11    $41.21
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     (4.69%)     25.21%      13.71%      (2.08%)    25.85%    20.88%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $  264     $   318     $   338    $    405   $    422   $  334
------------------------------------------------------------------------------------------------------------------------------------
RATIOSTO AVERAGE NET ASSETS:(4)
------------------------------------------------------------------------------------------------------------------------------------
  Expenses(4)                                                        1.85%       1.85%       1.80%       1.77%      1.81%    1.87%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income(4)                                          (0.94%)     (0.82%)     (0.98%)     (0.74%)    (0.56%)  (0.21%)
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements(4)                     1.85%       1.85%       1.80%       1.77%      1.81%     1.87%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers and reimbursements(4)       (0.94%)     (0.82%)     (0.98%)     (0.74%)    (0.56%)   (0.21%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover(5)                                                  25%         66%         86%        104%        67%       90%
------------------------------------------------------------------------------------------------------------------------------------



1 Formerly Chase Vista Capital Growth Fund.
2 Calculated based upon average shares outstanding.
3 Total return figures do not include the effect of any front-end or deferred sales load.
4 Short periods have been annualized.
5 The percentages reflect the portfolio turnover of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CAPITAL GROWTH FUND (CONTINUED)2



                                                                              CLASS C
                                                      ----------------------------------------------------
                                                                Six
                                                             Months         Year           Year   1/2/98(3)
                                                           04/30/01        Ended          Ended    Through
PER SHARE OPERATING PERFORMANCE:                        (unaudited)     10/31/00       10/31/99   10/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   45.76      $ 41.31      $   40.03     $   42.81
----------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                               (0.18)(4)    (0.35)(4)      (0.39)(4)     (0.09)

      Net gains or losses in securities (both realized
        and unrealized)                                   (2.09)        9.71           5.59         (2.69)
                                                          ---------    ---------      ---------     ------
      Total from investment operations                    (2.27)        9.36           5.20         (2.78)

   Distributions to shareholders from:

      Dividends from net investment income                   --           --             --            --

      Distributions from capital gains                     5.48         4.91           3.92            --
                                                         ---------    ---------      ---------     ------
      Total dividends and distributions                    5.48         4.91           3.92            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   38.01      $ 45.76      $   41.31     $   40.03
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                           (4.69%)      25.25%         13.81%        (6.49%)
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $       5      $     5      $       6     $       4
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------
      Expenses(5)                                          1.85%        1.85%          1.80%         1.73%
----------------------------------------------------------------------------------------------------------
      Net investment income(5)                            (0.94%)      (0.82%)        (0.97%)       (0.59%)
----------------------------------------------------------------------------------------------------------
      Expenses without waivers and reimbursements(5)       1.85%        1.85%          1.80%         1.73%
----------------------------------------------------------------------------------------------------------
      Net investment income without waivers and           (0.94%)      (0.82%)        (0.97%)       (0.59%)
      reimbursements(5)
----------------------------------------------------------------------------------------------------------
Portfolio Turnover(5)                                        25%          66%            86%
----------------------------------------------------------------------------------------------------------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
(2) Formerly Chase Vista Capital Growth Fund.
(3) Commencement of offering class of shares.
(4) Calculated based upon average shares outstanding.
(5) Short periods have been annualized.
(6) The percentages reflect the portfolio turnover of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CORE EQUITY FUND(1)




                                                                    CLASS A                            CLASS B         CLASS C
                                              ----------------------------------------------------   ------------   -------------
                                                       Six                                            2/16/01(2)      2/16/01(2)
                                                    Months                               9/10/98*       Through         Through
                                                   6/30/01               Year Ended       Through       6/30/01         6/30/01
PER SHARE OPERATING PERFORMANCE:               (unaudited)     12/31/00    12/31/99      12/31/98    (unaudited)     (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  26.30      $ 32.19     $ 26.52        $ 21.49      $ 25.46       $   25.46
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                         (0.04)(3)    (0.05)      (0.05)(3)          -        (0.09)(3)       (0.10)(5)

      Net gains or losses in securities             (2.72)       (3.96)       6.28           6.22        (1.88)           (1.87)
        (both realized and unrealized)

      Total from investment operations              (2.76)       (4.01)       6.23           6.22        (1.97)           (1.97)

   Less distributions:

      Dividends from net investment income              -            -        0.01           0.02            -                -

      Distributions from capital gains                  -         1.88        0.55           1.17            -                -

      Total dividends and distributions                 -         1.88        0.56           1.19            -                -
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  23.54      $ 26.30     $ 32.19      $   26.52     $  23.49       $    23.49
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN4                                      (10.49%)     (12.19%)     23.59%         29.08%       (0.12%)         (10.63%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)             $     32      $     9     $     6      $       1     $     23       $        9
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
      Expenses5                                      1.24%        1.24%       1.24%          1.23%        2.01%            2.01%
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income5                        (0.22%)      (0.25%)     (0.13%)        (0.03%)      (0.99%)          (0.99%)
----------------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements       1.56%        1.80%       3.02%        140.46%        2.10%            2.10%
      and earnings credits5
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income without waivers,        (0.54%)      (0.81%)     (1.89%)      (139.26%)      (1.08%)          (1.08%)
      reimbursements and earnings credits5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                32%(7)       37%(7)      11%(6)         32%(7)       32%(7)           32%(7)
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Core Equity Fund.
(2) Commencement of offering of class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.
(6) Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level
(7) The percentages reflect the portfolio turnover of the Core Equity Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN DYNAMIC SMALL CAP FUND(1)


                                                                                              CLASS A
                                                                   ------------------------------------------------------------
                                                                          Six
                                                                       Months        Year        Year         Year   5/19/97(2)
                                                                      4/30/01       Ended       Ended        Ended      Through
PER SHARE OPERATING PERFORMANCE:                                   unaudited)    10/31/00    10/31/99     10/31/98     10/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 24.54       $15.98      $12.79       $13.85       $10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                              (0.09)(3)    (0.22)(3)   (0.15)       (0.09)       (0.04)
    Net gains or losses in securities (both realized and               (5.36)        8.78        3.34        (0.97)        3.89
         unrealized)                                                 --------   ---------     -------     --------      -------
    Total from investment operations                                   (5.45)        8.56        3.19        (1.06)        3.85
  Distributions to shareholders from:
    Dividends from net investment income                                   -            -           -            -            -
    Distributions from capital gains                                    3.38            -           -            -            -
                                                                     --------   ---------     -------     --------      -------
    Total dividends and distributions                                   3.38            -           -            -            -
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.71       $24.54      $15.98       $12.79       $13.85
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                       (23.27%)      53.57%      24.94%       (7.65%)      38.50%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $142         $154         $78          $62          $43
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
    Expenses(5)                                                         1.50%        1.50%       1.49%        1.50%        1.49%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income(5)                                           (1.04%)      (0.99%)      0.95%)      (0.91%)      (1.16%)
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits(5)    1.64%        1.76%       1.89%        1.83%        2.38%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers, reimbursements
      and earnings credits(5)                                          (1.18%)      (1.25%)     (1.35%)      (1.24%)      (2.05%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   22%          87%         92%          68%           7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS B
                                                                   ------------------------------------------------------------
                                                                         Six
                                                                       Months        Year        Year         Year   5/19/97(2)
                                                                      4/30/01       Ended       Ended        Ended      Through
PER SHARE OPERATING PERFORMANCE:                                   unaudited)    10/31/00    10/31/99     10/31/98     10/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 23.96       $15.71      $12.67       $13.81       $10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net gains or losses in securities (both realized and               (0.14)(3)    (0.40)(3)   (0.27)       (0.17)       (0.06)
      unrealized)                                                      (5.22)        8.65        3.31        (0.97)        3.87
    Total from investment operations                                   (5.36)        8.25        3.04        (1.14)        3.81
  Distributions to shareholders from:
    Dividends from net investment income                                3.38            -           -            -            -
    Distributions from capital gains
        Total dividends and distributions                               3.38            -           -            -            -
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.22       $23.96      $15.71       $12.67       $13.81
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                       (23.48%)      52.51%      23.99%       (8.25%)      38.10%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $83         $110         $66          $57          $38
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
    Expenses(5)                                                         2.14%        2.20%       2.23%        2.24%        2.24%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income(5)                                           (1.67%)      (1.69%)     (1.69%)      (1.65%)      (1.93%)
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits(5)    2.14%        2.26%       2.39%        2.33%        2.88%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers, reimbursements
      and earnings credits(5)                                          (1.67%)      (1.75%)     (1.85%)      (1.74%)      (2.57%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   22%          87%         92%          68%           7%
-------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Opportunities Fund
(2) Commencement of operations.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.

                                                                                              CLASS C
                                                                        --------------------------------------------------
                                                                                Six
                                                                              Months         Year Ended          1/7/98(2)
                                                                             4/30/01     -------------------      Through
PER SHARE OPERATING PERFORMANCE:                                         (unaudited)     10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $ 23.93       $15.69      $12.66     $13.17
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                      (0.14)(3)    (0.35)(3)   (0.26)     (0.08)
    Net gains or losses in securities (both realized and unrealized)           (5.22)        8.59        3.29      (0.43)
                                                                             -------       ------      ------     ------
     Total from investment operations                                          (5.36)        8.24        3.03      (0.51)
Distributions to shareholders from:
     Dividends from net investment income                                         --           --          --         --
     Distributions from capital gains                                           3.38           --          --         --
                                                                             -------       ------      ------     ------
     Total dividends and distributions                                          3.38           --          --         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 15.19       $23.93      $15.69     $12.66
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                               (23.51%)      52.52%      23.93%     (3.87%)
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                          $11          $14          $6         $5
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
   Expenses(5)                                                                  2.14%        2.20%       2.23%      2.24%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income(5)                                                    (1.68%)      (1.69%)     (1.69%)    (1.55%)
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits(5)             2.14%        2.26%       2.39%      2.29%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and
     earnings credits(5)                                                       (1.68%)      (1.75%)     (1.85%)    (1.60%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           22%          87%         92%        68%
--------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Opportunities Fund.
(2) Commencement of offering class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.

JPMORGAN EQUITY GROWTH FUND(1)

                                                                        CLASS A                          CLASS B         CLASS C
                                               ------------------------------------------------------------------------------------
                                                          Six                                          2/16/01(2)     2/16/01(2)
                                                       Months        Year        Year    8/13/98(2)       Through        Through
                                                      6/30/01       Ended       Ended       Through       6/30/01        6/30/01
PER SHARE OPERATING PERFORMANCE:                  (unaudited)    12/31/00    12/31/99      12/31/98   (unaudited)    (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $43.12      $67.85      $52.30        $45.57       $41.84         $41.84
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                              (0.11)(3)   (0.42)(3)   (0.29)(3)     (0.02)       (0.18)(3)      (0.18)(3)
     Net gains or losses in securities (both            (5.07)     (16.14)      16.75          8.53        (3.81)         (3.84)
       realized and unrealized)
     Total from investment operations                   (5.18)     (16.56)      16.46          8.51        (3.99)         (4.02)
   Less distributions:
     Dividends from net investment income                   -           -           -             -            -              -
     Distributions from capital gains                    2.22        8.17        0.91          1.78         2.22           2.22
     Total dividends and distributions                   2.22        8.17        0.91          1.78         2.22           2.22
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $35.72      $43.12      $67.85        $52.30       $35.63         $35.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                       (11.58%)     (23.85%)     31.54%        18.80%      (11.86%)       (11.87%)
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                     $39          $24         $15            $1          $18             $3
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses(5)                                         1.25%        1.24%       1.24%         1.25%        1.79%          1.98%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income(5)                           (0.59%)      (0.65%)     (0.48%)       (0.19%)      (1.34%)        (1.35%)
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements            1.52%        1.64%       2.34%         5.88%         2.54          2.04%
      and earnings credits(5)
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers,             (0.86%)      (1.05%)     (1.58%)        4.82%        (1.79%)        1.40%
      reimbursements and earnings credits(5)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   71%(6)       59%(6)      15%(7)        35%(6)        71%(6)        71%(6)
-----------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Equity Growth Fund.
(2) Commencement of offering of class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.
(6) The percentages reflect the portfolio turnover of the Equity Growth Portfolio, of which the Fund invested all of its investable assets.
(7) Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in EGP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN EQUITY INCOME FUND(1)


                                                                     CLASS A                             CLASS B         CLASS C
                                                 ---------------------------------------------------------------------------------
                                                         Six                                           2/16/01(2)      2/16/01(2)
                                                      Months        Year         Year    8/24/98(2)       Through        Through
                                                     6/30/01       Ended        Ended       Through       6/30/01        6/30/01
PER SHARE OPERATING PERFORMANCE:                 (unaudited)    12/31/00     12/31/99      12/31/98   (unaudited)     (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 35.35      $49.83       $46.23       $ 40.49        $34.41         $34.41
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.02(3)     0.17(2)      0.20(3)       0.06         (0.05)(3)      (0.05)(3)
   Net gains or losses in securities (both
     realized and unrealized)                          (3.19)      (2.66)        5.63          5.89         (2.24)         (2.24)
   Total from investment operations                    (3.17)      (2.49)        5.83          5.95         (2.29)         (2.29)
Less distributions:
   Dividends from net investment income                 0.03        0.18         0.23          0.07            --             --
   Distributions from capital gains                     0.02       11.81         2.00          0.14          0.02           0.02
   Total dividends and distributions                    0.05       11.99         2.23          0.21          0.02           0.02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 32.13      $35.35       $49.83       $ 46.23        $32.10         $32.10
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                        (8.96%)     (4.09%)      12.70%        14.70%        (9.14%)        (9.14%)
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    34      $    5       $    4       $     1        $   17         $    4
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses(5)                                         1.25%       1.25%        1.24%         1.18%         1.75%          1.75%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income(5)                            0.28%       0.34%        0.42%         0.57%        (0.22%)        (0.22%)
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
    and earnings credits(5)                             1.53%       1.94%        3.33%        37.61%         2.04%          2.04%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers,
      reimbursements and earnings credits(5)            0.00%      (0.35%)      (1.67%)      (35.86%)       (0.51%)        (0.51%)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    3%         15%          16%            3%            3%             3%
-----------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Equity Income Fund.
(2) Commencement of offering of class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND(1)

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                              Six
                                                           Months       Year       Year       Year         Year         Year
                                                         04/30/01      Ended      Ended      Ended        Ended        Ended
PER SHARE OPERATING PERFORMANCE:                      (unaudited)   10/31/00   10/31/99   10/31/98     10/31/97     10/31/96
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $40.71     $43.65     $43.24     $46.21       $39.21       $34.96
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.09(2)    0.09(2)    0.18(2)    0.19(2)      0.35(2)      0.60
  Net gains or losses in securities (both realized
    and unrealized)                                         (2.69)      3.31       5.07       3.59        10.18         5.96
  Total from investment operations                          (2.60)      3.40       5.25       3.78        10.53         6.56
  Distributions to shareholders from:
    Dividends from net investment income                     0.10       0.03       0.17       0.19         0.38         0.55
    Distributions from capital gains                         5.70       6.31       4.67       6.56         3.15         1.76
    Total dividends and distributions                        5.80       6.34       4.84       6.75         3.53         2.31
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $32.31     $40.71     $43.65     $43.24       $46.21       $39.21
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                             (6.26%)     8.88%     12.82%      9.09%       28.84%       19.60%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $1,014     $1,131     $1,385     $1,499       $1,497       $1,591
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
    Expenses(4)                                              1.30%      1.30%      1.26%      1.25%        1.27%        1.32%
----------------------------------------------------------------------------------------------------------------------------
    Net investment income(4)                                 0.56%      0.23%      0.41%      0.44%        0.82%        1.46%
----------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements(4)           1.30%      1.30%      1.26%      1.25%        1.27%        1.32%
----------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers and
      reimbursements(4)                                      0.56%      0.23%      0.41%      0.44%        0.82%        1.46%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(5)                                          10%        30%       125%       113%          65%          62%
----------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Growth and Income Fund.
(2) Calculated based upon average shares outstanding.
(3) Total return figures do not include the effect of any front-end or deferred sales load.
(4) Short periods have been annualized.
(5) The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMorgan Growth and Income Fund (continued)(1)


                                                                                        CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                                                             Six
                                                      Months           Year          Year         Year          Year        Year
                                                    04/30/01          Ended         Ended        Ended         Ended       Ended
PER SHARE OPERATING PERFORMANCE:                    (unaudited)    10/31/00      10/31/99     10/31/98      10/31/97    10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  40.09       $  43.25      $  42.92     $  45.96      $  39.02    $  34.81
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               0.01(2)       (0.11)(2)     (0.04)(2)    (0.02)(2)      0.13(2)     0.37
    Net gains or losses in securities (both            (2.65)          3.26          5.04         3.54         10.13        5.98
      realized and unrealized)
                                                    --------       --------      --------     --------      --------    --------
    Total from investment operations                   (2.64)          3.15          5.00         3.52         10.26        6.35
  Distributions to shareholders from:
    Dividends from net investment income                0.02             --            --           --          0.17        0.38
    Distributions from capital gains                    5.70           6.31          4.67         6.56          3.15        1.76
    Total dividends and distributions                   5.72           6.31          4.67         6.56          3.32        2.14
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  31.73       $  40.09      $  43.25     $  42.92      $  45.96    $  39.02
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                        (6.50%)         8.32%        12.29%        8.52%        28.20%      19.02%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $    306       $    409      $    528     $    542      $    489    $    370
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
    Expenses(4)                                         1.80%          1.80%         1.76%        1.75%         1.77%       1.81%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income(4)                            0.06%         (0.27%)       (0.09%)      (0.06%)        0.31%       0.95%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements(4)      1.80%          1.80%         1.76%        1.75%         1.77%       1.81%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers and           0.06%         (0.27%)       (0.09%)      (0.06%)        0.31%       0.95%
      reimbursements(4)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(5)                                     10%            30%          125%         113%           65%         62%
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Growth and Income Fund.
(2) Calculated based upon average shares outstanding.
(3) Total return figures do not include the effect of any front-end or deferred sales load.
(4) Short periods have been annualized.
(5) The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN GROWTH AND INCOME FUND (CONTINUED)(1)


                                                                                CLASS C
                                                        ---------------------------------------------------------
                                                                Six
                                                             Months             Year Ended               1/2/98(2)
                                                           04/30/01     ----------------------------     Through
PER SHARE OPERATING PERFORMANCE:                         (unaudited)      10/31/00       10/31/99       10/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $39.10       $  42.34       $  42.13       $  41.64
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                      0.01(3)       (0.11)(3)      (0.03)(3)      (0.02)(3)
    Net gains or losses in securities (both realized          (2.59)          3.18           4.94           0.68
      and unrealized)

    Total from investment operations                          (2.58)          3.07           4.91           0.66
  Distributions to shareholders from:
    Dividends from net investment income                       0.03             --           0.03           0.09
    Distributions from capital gains                           5.70           6.31           4.67           0.08
    Total dividends and distributions                          5.73           6.31           4.70           0.17
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $30.79       $  39.10       $  42.34       $  42.13
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                               (6.50%)         8.31%         12.29%          1.55%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $    9       $      9       $     10       $      5
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
    Expenses(5)                                                1.80%          1.80%          1.76%          1.72%
-----------------------------------------------------------------------------------------------------------------
    Net investment income(5)                                   0.06%         (0.27%)        (0.07%)        (0.05%)
-----------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements(5)             1.80%          1.80%          1.76%          1.72%
-----------------------------------------------------------------------------------------------------------------
    Net investment income without waivers and
      reimbursements(5)                                        0.06%         (0.27%)        (0.07%)        (0.05%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover(6)                                            10%            30%           125%           104%
-----------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Growth and Income Fund.
(2) Commencement of offering class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.
(6) The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN SMALL CAP EQUITY FUND(1)





                                                                                         CLASS A
                                                    ---------------------------------------------------------------------------
                                                     Six Months       Year         Year           Year        Year        Year
                                                       04/30/01      Ended        Ended          Ended       Ended       Ended
PER SHARE OPERATING PERFORMANCE:                     (unaudited)   10/31/00     10/31/99      10/31/98    10/31/97    10/31/96
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  27.89     $  22.77     $  20.40      $  23.57    $  19.19    $  15.07
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                (0.08)(2)    (0.20)(2)    (0.13)(2)     (0.11)      (0.05)       0.01
    Net gains or losses in securities
      (both realized and unrealized)                     (2.73)        7.97         2.67         (2.42)       4.72        4.32
                                                      --------     --------     --------      --------    --------    --------
    Total from investment operations                     (2.81)        7.77         2.54         (2.53)       4.67        4.33
  Distributions to shareholders from:
    Dividends from net investment income                    --           --           --            --          --        0.03
    Distributions from capital gains                      3.89         2.65         0.17          0.64        0.29        0.18
    Total dividends and distributions                     3.89         2.65         0.17          0.64        0.29        0.21
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  21.19     $  27.89     $  22.77      $  20.40    $  23.57    $  19.19
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                         (10.04%)      37.10%       12.49%       (10.93%)     24.61%      29.06%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $     79     $     93     $     98      $    133    $    174    $    145
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
    Expenses(4)                                           1.39%        1.44%        1.40%         1.38%       1.45%       1.50%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income(4)                             (0.76%)      (0.77%)      (0.59%)       (0.43%)     (0.23%)      0.03%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements              1.39%        1.44%        1.40%         1.38%       1.45%       1.52%
      and earnings credits(4)
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers,               (0.76%)      (0.77%)      (0.59%)       (0.43%)     (0.23%)      0.01%
      reimbursements and earnings credits(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     23%          75%          92%           74%         55%         78%
-------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Equity Fund.
(2) Calculated based upon average shares outstanding.
(3) Total return figures do not include the effect of any front-end or deferred sales load.
(4) Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND (CONTINUED)(1)



                                                                                  CLASS B
                                                  --------------------------------------------------------------------------------
                                                   Six Months          Year           Year        Year          Year          Year
                                                     04/30/01         Ended          Ended       Ended         Ended         Ended
PER SHARE OPERATING PERFORMANCE:                   (unaudited)     10/31/00       10/31/99    10/31/98      10/31/97      10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $26.73       $22.06        $19.91       $23.19        $19.00        $15.01
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.16)(2)    (0.37)(2)     (0.28)(2)    (0.31)        (0.27)        (0.08)
    Net gain or losses in securities (both              (2.64)        7.69          2.60        (2.33)         4.75          4.25
      realized and unrealized)
                                                       ------       ------        ------       ------        ------        ------
    Total from investment operations                    (2.80)        7.32          2.32        (2.64)         4.48          4.17
  Distributions to shareholders from:
    Dividends from net investment income                   --           --            --           --            --            --
    Distributions from capital gains                     3.89         2.65          0.17         0.64          0.29          0.18
                                                       ------       ------        ------       ------        ------        ------
    Total dividends and distributions                    3.89         2.65          0.17         0.64          0.29          0.18
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $20.04       $26.73        $22.06       $19.91        $23.19        $19.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (10.49%)      36.17%        11.69%      (11.60%)       23.84%        28.04%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $47          $57           $57          $80          $100           $73
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
    Expenses4                                            2.13%        2.17%         2.12%        2.10%         2.16%         2.22%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income(4)                            (1.50%)      (1.50%)       (1.31%)      (1.15%)       (0.94%)       (0.68%)
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements             2.13%        2.17%         2.12%        2.10%         2.16%         2.25%
      and earnings credits(4)
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income without waivers,              (1.50%)      (1.50%)       (1.31%)      (1.15%)       (0.94%)       (0.71%)
      reimbursements and earnings credits(4)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%          75%           92%          74%           55%           78%
----------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Equity Fund.
(2) Calculated based upon average shares outstanding.
(3) Total return figures do not include the effect of any front-end or deferred sales load.
(4) Short periods have been annualized.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File Nos. for each Fund are:


JPMorgan Balanced Fund             811-5526
JPMorgan Capital Growth Fund       811-5151
JPMorgan Core Equity Fund          811-5526
JPMorgan Disciplined Equity Fund   811-7342
JPMorgan Dynamic Small Cap Fund    811-5151
JPMorgan Equity Growth Fund        811-5526
JPMorgan Equity Income Fund        811-5526
JPMorgan Growth and Income Fund    811-5151
JPMorgan Mid Cap Value Fund        811-08189
JPMorgan Small Cap Equity Fund     811-5151
JPMorgan Small Cap Growth Fund     811-08189
JPMorgan U S  Equity Fund          811-7342


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039



        (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001


                                                                    PR-EQABC-901

                           JPMORGAN U.S. EQUITY FUNDS
                          JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP GROWTH FUND
                                  SELECT CLASS
                       SUPPLEMENT DATED SEPTEMBER 7, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

SELECT CLASS SHARES OF THE FUNDS WILL NOT BE AVAILABLE UNTIL OCTOBER 31, 2001.

                                                                     SUP-EQS-901

PROSPECTUS SEPTEMBER 7, 2001 .

JPMORGAN U.S. EQUITY FUNDS
SELECT SHARES


BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND

DIVERSIFIED FUND

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP VALUE FUND

SMALL CAP EQUITY FUND

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Balanced Fund                                       1

Capital Growth Fund                                 6

Core Equity Fund                                   10

Disciplined Equity Fund                            14

Diversified Fund                                   18

Dynamic Small Cap Fund                             23

Equity Growth Fund                                 27

Equity Income Fund                                 31

Growth and Income Fund                             35

Mid Cap Value Fund                                 40

Small Cap Equity Fund                              45

Small Cap Growth Fund                              50

U.S. Equity Fund                                   55

U.S. Small Company Fund                            59

U.S. Small Company Opportunities Fund              63

The Funds' Management and Administration           67

How Your Account Works                             71

   Buying Fund Shares                              71

   Selling Fund Shares                             72

   Exchanging Fund Shares                          72

   Other Information Concerning the Funds          73

   Distributions and Taxes                         73

What the Terms Mean                                75

Risk and Reward Elements                           76

Financial Highlights                               78

How To Reach Us                            Back cover

JPMORGAN BALANCED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks,please see pages 76-77.


THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks a balance of current income and growth by using the following strategies:


- an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 equity securities.


- an active fixed-income management style that focuses primarily on domestic fixed-income securities.


J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.


The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

- projected rate of earnings growth that's equal to or greater than the equity markets in general

- return on assets and equity that's equal to or greater than the equity markets in general

- market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase.


Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, asset sectors or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


The Fund's performance will also depend on the credit quality of its investments. Securities that are rated Baa3 by Moody's Investors Service, Inc. or BBB-by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund's mortgage-related investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default.


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) have varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index. In the past, the Fund has compared its performance to the Lehman Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -4.98%.


YEAR-BY-YEAR RETURNS
[CHART]

1991                                     24.16%
1992                                      5.32%
1993                                      6.01%
1994                                     -2.27%
1995                                     23.83%
1996                                     11.31%
1997                                     23.67%
1998                                     25.25%
1999                                     14.23%
2000                                     -2.55%


---------------------------------------------------
BEST QUARTER                             13.34%
---------------------------------------------------
                               4th quarter.1998
---------------------------------------------------
WORST QUARTER                            -4.84%
---------------------------------------------------
                               4th quarter.1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for the period ended December 31, 2000



                                              PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
---------------------------------------------------------------------------------------
SELECT CLASS SHARES                             -2.55         13.91          12.40
---------------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                     -9.10         18.33          17.44
---------------------------------------------------------------------------------------
LEHMAN GOV'T/CREDIT INDEX (NO EXPENSES)         11.85          6.24           8.00
---------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX (NO EXPENSES)       11.63          6.46           7.96
---------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX (NO EXPENSES)        2.39         11.80          12.45
---------------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                               0.50
DISTRIBUTION (RULE 12b-1) FEES                                NONE
SHAREHOLDER SERVICE FEES                                      0.25
OTHER EXPENSES                                                0.31
-------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                      1.06
FEE WAIVER AND EXPENSE REIMBURSEMENT                         (0.06)
-------------------------------------------------------------------
NET EXPENSES                                                  1.00
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return for the Select Class Shares and your actual costs may be higher or lower.



                                     1 YR.       3 YRS.       5 YRS.      10 YRS.
---------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         102         331          579         1,289
---------------------------------------------------------------------------------

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of S&P Mid Cap 400 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high-quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The Fund may not achieve its objective if securities do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

The performance for the period before Select Class Shares were launched on 1/24/96 is based on the performance of Class A Shares of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.82%.


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991                                     70.74%
1992                                     12.95%
1993                                     20.17%
1994                                     -1.31%
1995                                     22.24%
1996                                     24.64%
1997                                     23.88%
1998                                      5.93%
1999                                     13.23%
2000                                     14.60%


-----------------------------------------------
BEST QUARTER                             26.78%
-----------------------------------------------
                             1st quarter, 1991
-----------------------------------------------
WORST QUARTER                           -19.49%
-----------------------------------------------
                             3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                       PAST 1 YR.   PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
SELECT CLASS SHARES                    14.60        16.23        19.49
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX (NO EXPENSES)     17.50        20.41        19.86
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS
INDEX (NO EXPENSES)                     6.26        16.17        17.94
--------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                     0.40
DISTRIBUTION (RULE 12b-1) FEES                                      NONE
SHAREHOLDER SERVICE FEES                                            0.25
OTHER EXPENSES                                                      0.41
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                            1.06
FEE WAIVER AND EXPENSE REIMBURSEMENT                               (0.13)
-------------------------------------------------------------------------
NET EXPENSES                                                        0.93
-------------------------------------------------------------------------



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return for the Select Class Shares and your actual costs may be higher or lower.



                                 1 YR.       3 YRS.       5 YRS.     10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     95          324          572        1,282
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.93% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN CORE EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76-77.


THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.

The Fund intends to invest primarily in equity securities, it may also invest in investment-grade debt securities, high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.


In managing the Fund, the adviser J.P.Morgan Fleming Asset Management (USA) Inc., JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year over the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -10.34%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1994                               -4.03%
1995                               25.53%
1996                               22.54%
1997                               33.33%
1998                               30.95%
1999                               23.89%
2000                              -11.99%

-----------------------------------------
BEST QUARTER                       22.97%
-----------------------------------------
                        4th quarter, 1998
-----------------------------------------
WORST QUARTER                     -11.00%
-----------------------------------------
                        4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                                      LIFE
                                          PAST 1 YR.   PAST 5 YRS.    OF FUND
-----------------------------------------------------------------------------
SELECT CLASS SHARES                         -11.99      18.46          15.39
-----------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                  -9.10      18.33          17.11
-----------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX
(NO EXPENSES)                                -7.37      16.79          15.34
-----------------------------------------------------------------------------


(1)  THE FUND COMMENCED OPERATIONS ON 4/1/93.
(2)  THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                0.50
DISTRIBUTION (RULE 12B-1) FEES                                 NONE
SHAREHOLDER SERVICE FEES                                       0.25
OTHER EXPENSES                                                 0.30
--------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                       1.05
FEE WAIVER AND EXPENSE REIMBURSEMENT                          (0.05)
--------------------------------------------------------------------
NET EXPENSES                                                   1.00
--------------------------------------------------------------------



EXPENSE EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                       1 YR.       3 YRS.     5 YRS.     10 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)           102          329        575        1,278
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JP MORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.

THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries relative to the S&P 500.

Within each industry, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in equity securities or fixed-income securities in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.


Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management, Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Class Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.


YEAR-BY-YEAR RETURNS (1),(2),(3)


[CHART]

1998                                    32.35%
1999                                    18.32%
2000                                   -10.87%

----------------------------------------------
BEST QUARTER                            22.85%
----------------------------------------------
                             4th quarter, 1998
----------------------------------------------
WORST QUARTER                           -9.91%
----------------------------------------------
                             3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                         PAST 1 YR.           LIFE OF FUND
--------------------------------------------------------------------------
SELECT CLASS SHARES(3)                   -10.87               15.45
--------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)               -9.10               15.79
--------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 1/3/97 AND RETURNS REFLECT PERFORMANCE FROM 1/31/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                           0.35
DISTRIBUTION (RULE 12b-1) FEES                                            NONE
SHAREHOLDER SERVICE FEES                                                  0.25
OTHER EXPENSES                                                            0.24
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                  0.84
FEE WAIVER AND EXPENSE REIMBURSEMENT                                     (0.09)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                           0.75
-------------------------------------------------------------------------------



(1)"OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR.
(2)REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
   PLAN) EXCEED 0.75% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04. THE TOTAL ANNUAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.73% FOR SELECT CLASS SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES. THIS ARRANGEMENT MAY END WHEN THESE FUND LEVEL SUBSIDIES
   ARE NO LONGER REQUIRED.

EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YR.      3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         77         240         438        1,011
------------------------------------------------------------------------------

JP MORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the adviser, allocates assets among various types of stock and bond investments, based on the following model allocation:


- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks


The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its industry sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

The Fund may also invest up to 25% of its assets in high-yield, non-investment grade securities rated BB.

The Fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund J.P.Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by under-weighting or overweighting sectors.


Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.


Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, asset sectors or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Class Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices. During this period, the actual returns of Select Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.91%.


YEAR-BY-YEAR RETURNS(1),(2),(3)


[CHART]

1994                                        0.93%
1995                                       26.84%
1996                                       13.68%
1997                                       18.89%
1998                                       18.60%
1999                                       14.23%
2000                                       -3.97%

-------------------------------------------------
BEST QUARTER                               13.48%
-------------------------------------------------
                                4th quarter, 1998
-------------------------------------------------
WORST QUARTER                              -6.13%
-------------------------------------------------
                                3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                             PAST 1 YR.    PAST 5 YRS.     LIFE OF FUND
---------------------------------------------------------------------------------------
SELECT CLASS SHARES(3)                         -3.97          11.95          12.11
---------------------------------------------------------------------------------------
FUND BENCHMARK (NO EXPENSES)                   -2.30          13.06          12.87
---------------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                    -9.10          18.33          17.94
---------------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 9/10/93 AND RETURNS REFLECT PERFORMANCE, FROM 9/30/93.
(2) THE FUND'S FISCAL YEAR END IS 6/30.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                     0.55
DISTRIBUTION (RULE 12b-1) FEES                                      NONE
SHAREHOLDER SERVICE FEES                                            0.25
OTHER EXPENSES                                                      0.26
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                            1.06
FEE WAIVER AND EXPENSE REIMBURSEMENT                               (0.08)
-------------------------------------------------------------------------
NET EXPENSES                                                        0.98
-------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.98% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04. THE TOTAL ANNUAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.91% FOR SELECT CLASS SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES. THIS ARRANGEMENT MAY END WHEN THESE FUND LEVEL SUBSIDIES ARE NO LONGER REQUIRED.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                        1 YR.      3 YRS.      5 YRS.       10 YRS.
-----------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)            100         312          560        1,271
-----------------------------------------------------------------------------------

JPMORGAN DYNAMIC SMALL CAP FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P Small Cap 600/BARRA Growth Index stocks. Market capitalization is the total market value of a company's shares.


The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine if the stock is still an attractive investment opportunity.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P Small Cap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

The performance for the period before the Select Class Shares were launched on 4/5/99 is based on the performance of Class A Shares of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -9.53%.

YEAR-BY-YEAR RETURNS (1),(2)

[CHART]

1998                                  13.46%
1999                                  30.19%
2000                                  11.91%

-------------------------------------------------
BEST QUARTER                               24.06%
-------------------------------------------------
                               4th quarter, 1999
-------------------------------------------------
WORST QUARTER                             -18.98%
-------------------------------------------------
                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                    PAST 1 YR.  LIFE OF FUND
----------------------------------------------------------------------------
SELECT CLASS SHARES                                 11.91       24.50
----------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX (NO EXPENSES)    0.57       11.87
----------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX (NO EXPENSES)   -8.25       15.85
----------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 1/1/98.

(2) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                 0.65
DISTRIBUTION (RULE 12b-1) FEES                                  NONE
SHAREHOLDER SERVICE FEES                                        0.25
OTHER EXPENSES                                                  1.45
--------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                        2.35
FEE WAIVER AND EXPENSE REIMBURSEMENT                           (1.25)
--------------------------------------------------------------------
NET EXPENSES                                                    1.10
--------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.10% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

 The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YR.      3 YRS.      5 YRS.       10 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         112        614         1,142         2,590
--------------------------------------------------------------------------------

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please seepages 76 -
77.

THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.

Although the Fund intends to invest primarily in equity securities, it may also invest in investment-grade debt securities.

The Fund may invest any portion of its assets that isn't in equities or fixed-income securities in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVES.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that's greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

- market capitalization of more than $500 million.

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -11.49%.



YEAR-BY-YEAR RETURNS(1)


[CHART]

1991                                     31.69%
1992                                      6.43%
1993                                      2.48%
1994                                     -0.90%
1995                                     25.78%
1996                                     20.52%
1997                                     37.20%
1998                                     41.38%
1999                                     31.85%
2000                                    -23.65%

-------------------------------------------------
BEST QUARTER                               27.40%
-------------------------------------------------
                               4th quarter, 1998
-------------------------------------------------
WORST QUARTER                             -17.83%
-------------------------------------------------
                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                                     PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
------------------------------------------------------------------------------------------
SELECT CLASS SHARES                                  -23.65      18.67        15.47
------------------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX (NO EXPENSES)             -22.08      19.16        17.60
------------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX (NO EXPENSES)    -19.68      17.85        17.32
------------------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                            0.50
DISTRIBUTION (RULE 12b-1) FEES                                             NONE
SHAREHOLDER SERVICE FEES                                                   0.25
OTHER EXPENSES                                                             0.27
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                   1.02
FEE WAIVER AND EXPENSE REIMBURSEMENT                                      (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                            1.00
-------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED FOR THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                    1 YR.      3 YRS.       5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        102        323          561        1,246
------------------------------------------------------------------------------

JP MORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities it may also invest in investment grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.78%.


YEAR-BY-YEAR RETURNS(1)


[CHART]

1991                                  22.10%
1992                                   5.61%
1993                                  12.34%
1994                                  -3.37%
1995                                  33.72%
1996                                  17.87%
1997                                  31.05%
1998                                  26.20%
1999                                  13.06%
2000                                  -3.85%

--------------------------------------------
BEST QUARTER                          18.89%
--------------------------------------------
                          4th quarter, 1998
--------------------------------------------
WORST QUARTER                         -8.07%
--------------------------------------------
                          3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                                   PAST 1 YR.   PAST 5 YRS.  PAST 10 YRS.
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES                                -3.85         16.21        14.77
-----------------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                        -9.10         18.33        17.44
-----------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX (NO EXPENSES)      7.46         13.42        14.45
-----------------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                            0.40
DISTRIBUTION (RULE 12b-1) FEES                                             NONE
SHAREHOLDER SERVICE FEES                                                   0.25
OTHER EXPENSES                                                             0.38
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                   1.03
FEE WAIVER AND EXPENSE REIMBURSEMENT                                      (0.13)
--------------------------------------------------------------------------------
NET EXPENSES                                                               0.90
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.90% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return for the Select Class Shares and your actual costs may be higher or lower.



                                    1 YR.      3 YRS.       5 YRS.       10 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        92         315          556          1,248
--------------------------------------------------------------------------------

JP MORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The adviser will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display or have the potential for displaying level or rising dividends.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P.Morgan Fleming Asset Management

(USA) Inc. JPMFAM (USA)), applies an active equity management style. The Fund focuses on companies with high-quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if the companies in which it invests do not pay dividends.


Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, which contains large companies with low price-to-book ratios relative to the S&P 500 Index, and the Lipper Large-Cap Value Funds Index.

The performance for the period before Institutional Class Shares were launched on 1/24/96 is based on the performance of Class A shares of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -4.64%.


YEAR-BY-YEAR RETURNS(1)


[CHART]

1991                                    59.13%
1992                                    15.06%
1993                                    12.99%
1994                                    -3.41%
1995                                    27.55%
1996                                    19.86%
1997                                    30.07%
1998                                    14.50%
1999                                     8.52%
2000                                     0.86%

----------------------------------------------
BEST QUARTER                            33.98%
----------------------------------------------
                             1st quarter, 1991
----------------------------------------------
WORST QUARTER                          -12.11%
----------------------------------------------
                             3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                                     PAST 1 YR.   PAST 5 YRS.  PAST 10 YRS.
-------------------------------------------------------------------------------------------
SELECT CLASS SHARES                                  0.86         14.33        17.41
-------------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX (NO EXPENSES)              6.08         16.81        16.88
-------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX (NO EXPENSES)     1.95         15.74        16.12
-------------------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                        0.40
DISTRIBUTION (RULE 12B-1) FEES                                         NONE
SHAREHOLDER SERVICE FEES                                               0.25
OTHER EXPENSES(1)                                                      0.28
----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                               0.93
FEE WAIVER AND EXPENSE REIMBURSEMENT (2)                              (0.03)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                        0.90
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.90% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YR.      3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         92         293         512        1,140
------------------------------------------------------------------------------

JP MORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the adviser believes to be undervalued. Market capitalization is the total market value of a company's shares.


Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's shares. As of the date of this prospectus, Select Class Shares are being introduced. The performance for the period before the Select Class Shares were offered is based on the performance of the Fund's Institutional Class Shares. The actual returns of the Select Class Shares would have been lower than shown because the Select Class Shares have higher expenses than the Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.50%.


YEAR-BY-YEAR RETURNS (1),(2),(3)


[CHART]

1998                                19.77%
1999                                13.87%
2000                                35.28%


----------------------------------------------
BEST QUARTER                            17.96%
----------------------------------------------
                             4th quarter, 1998
----------------------------------------------
WORST QUARTER                          -11.06%
----------------------------------------------
                             3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                                            PAST 1 YR.    LIFE OF FUND
--------------------------------------------------------------------------------------
SELECT CLASS SHARES(3)                                      35.28         23.45
--------------------------------------------------------------------------------------
S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)             27.84         13.34
--------------------------------------------------------------------------------------
RUSSELL MID CAP VALUE INDEX (NO EXPENSES)                   19.18          9.87
--------------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/13/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                         0.70
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                NONE
OTHER EXPENSES(1)                                                       1.10
TOTAL OPERATING EXPENSES                                                1.80
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.80)
NET EXPENSES(2)                                                         1.00



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                    1 YR.       3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        102         488         900        2,050
------------------------------------------------------------------------------

JP MORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

Prior to the date of this prospectus the Fund was closed to new investors.


Equity securities include common and preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P.Morgan Fleming Asset Management (USA) Inc (JPMFAM (USA)), the Fund's adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share.
The Fund also focuses on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products and services, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying stocks in order to determine whether the stock is still an attractive investment opportunity.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Select Class Shares are being introduced. The performance for the period before the Select Class Shares were offered is based on the performance of the Fund's Institutional Class Shares. The actual returns of the Select Class Shares would have been lower than shown because the Select Class Shares have higher expenses than the Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and life of the Fund. It compares that performance to the S&P Small Cap 600 Index, a widely recognized market benchmark, and the Lipper Small Cap Core Funds Index.

The performance for the period before Institutional Class shares were launched on 5/7/96 is based on the performance of Class A Shares of the Fund. Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.00%.


YEAR-BY-YEAR RETURNS(1),(2),(3)


[CHART]

1995                                     54.04%
1996                                     29.18%
1997                                     18.15%
1998                                      3.71%
1999                                     14.37%
2000                                     14.80%

----------------------------------------------
BEST QUARTER                            19.51%
----------------------------------------------
                             4th quarter, 1998
----------------------------------------------
WORST QUARTER                          -21.04%
----------------------------------------------
                             3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 20001

                                           PAST 1 YR.   PAST 5 YRS.    LIFE OF FUND
-----------------------------------------------------------------------------------
SELECT CLASS SHARES(3)                     14.80        15.76          22.04
-----------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX (NO EXPENSES)       11.80        13.57          16.15
-----------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS
INDEX (NO EXPENSES)                         6.93        12.44          15.28
-----------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 1/1/95.
(2) THE FUND'S FISCAL YEAR END IS 10/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                     0.65
DISTRIBUTION (RULE 12b-1) FEES                                      NONE
SHAREHOLDER SERVICE FEES                                            0.25
OTHER EXPENSES                                                      0.23
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                            1.13
FEE WAIVER AND EXPENSE REIMBURSEMENT                               (0.25)
-------------------------------------------------------------------------
NET EXPENSES                                                        0.88
-------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.88% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                    1 YR.       3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        90          334         598        1,352
------------------------------------------------------------------------------

JP MORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 -
77.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at the initial time of purchase, that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.


Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser, is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multifaceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year and has another 250 in-office meetings and conference contacts.


During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record of the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS - 0.96%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART

1998                                       14.86%
1999                                       46.54%
2000                                       -7.79%


----------------------------------------------------
BEST QUARTER                               23.59%
----------------------------------------------------
                                4th quarter, 1998
----------------------------------------------------
WORST QUARTER                             -18.29%
----------------------------------------------------
                                3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)



                                                   PAST(1) YR.   LIFE OF FUND
SELECT CLASS SHARES                                 -7.79       15.82
------------------------------------------------------------------------------
RUSSELL 2000 INDEX (NO EXPENSES)                    -3.02        4.80
------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)            -22.43        3.02
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/4/97.

(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                    0.80
DISTRIBUTION (RULE 12b-1) FEES                     NONE
SHAREHOLDER SERVICE FEES                           NONE
OTHER EXPENSES(1)                                  1.20
-------------------------------------------------------------
TOTAL OPERATING EXPENSES                           2.00
FEE WAIVER AND EXPENSE REIMBURSEMENT              (0.90)
NET EXPENSES(2)                                    1.10
-------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.10% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                   1 YR.      3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       112        540         995        2,255
------------------------------------------------------------------------------

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
76 - 77.


THE  FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities,the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.


Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J. P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price
- high  potential reward  compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

     WHO MAY WANT TO INVEST THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Class Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares (or the Fund's predecessor).

For the period 1/1/90 through 9/30/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%


YEAR-BY-YEAR RETURNS(1),(2)


[CHART]

1991                      34.12%
1992                       8.73%
1993                      11.06%
1994                      -0.32%
1995                      32.83%
1996                      21.22%
1997                      28.58%
1998                      24.79%
1999                      14.88%
2000                      -6.37%

------------------------------------
BEST QUARTER              21.46%
------------------------------------
               4th quarter, 1998
------------------------------------
WORST QUARTER            -17.97%
------------------------------------
               3rd quarter, 1998
------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                               PAST (1) YR.     PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------
SELECT CLASS SHARES(2)         -6.37            15.91         16.19
--------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)    -9.10            18.33         17.44
--------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 5/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses of the Select Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                0.40
DISTRIBUTION (RULE 12b-1) FEES                 NONE
SHAREHOLDER SERVICE FEES                       0.25
OTHER EXPENSES                                 0.24
------------------------------------------------------
TOTAL OPERATING EXPENSES                       0.89
FEE WAIVER AND EXPENSE REIMBURSEMENT          (0.10)
------------------------------------------------------
NET EXPENSES                                   0.79
------------------------------------------------------



EXPENSE EXAMPLE The example below is in tended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                  1 YR.     3 YRS.    5 YRS.   10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)      81        252       462      1,067
--------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED  EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.79% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 76 - 77.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of small company stocks.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in stocks of small and medium sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion when purchased. Industry by industry, the Fund's weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight industries when it believes it will benefit performance.


Within each industry, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.


Although the Fund intends to invest primarily in stocks it may invest in high-quality money market instruments and repurchase agreements.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL
     VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P.Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price - high potential reward compared to potential risk
- temporary mispricings caused by market overreactions


THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Class Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares (or the Fund's predecessor).

For the period 1/1/90 through 11/30/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.73%


YEAR-BY-YEAR RETURNS(1),(2)


[CHART]

1991                      59.59%
1992                      18.98%
1993                       8.59%
1994                      -5.81%
1995                      31.88%
1996                      20.84%
1997                      22.70%
1998                      -5.28%
1999                      44.30%
2000                      -9.59%

------------------------------------------
BEST QUARTER                        34.75%
------------------------------------------
                         4th quarter, 1999
------------------------------------------
WORST QUARTER                      -21.61%
------------------------------------------
                         3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                  PAST 1 YR.   PAST 5 YRS.     PAST 10 YRS.
---------------------------------------------------------------------------
SELECT CLASS SHARE(2)             -9.59        12.87           16.72
---------------------------------------------------------------------------
RUSSELL 2000 INDEX (NO EXPENSES)  -3.02        10.31           15.53
---------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 5/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                               0.60
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.24
---------------------------------------------------
TOTAL OPERATING EXPENSES                      1.09
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)      (0.08)
---------------------------------------------------
NET EXPENSES(2)                               1.01
---------------------------------------------------



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                    1 YR.       3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        103         322         576         1,306
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.01% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
76 - 77.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $125 million and less than $2 billion when purchased. While the Fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000 Growth Index.


In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOALS.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P.Morgan Investment Management Inc. (JPMIM), the Fund's adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts  that could  trigger a rise in a stock's price
- high potential reward compared to potential risk
- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The Fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the Fund seeks to outperform the Russell 2000 Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be renamed "Select" and additional share classes will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of small cap U.S. growth stocks used as a measure of overall U.S. small cap growth stock performance.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -12.20%.


YEAR-BY-YEAR RETURNS(1),(2),(3)


[CHART]

1998                           5.21%
1999                          61.63%
2000                         -21.63%

---------------------------------------
BEST QUARTER                  42.58%
---------------------------------------
                   4th quarter, 1999
---------------------------------------
WORST QUARTER                -24.30%
---------------------------------------
                   4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                          PAST(1)YR.    LIFE OF FUND
-----------------------------------------------------------------------
SELECT CLASS SHARE(3)                     -21.63         13.02
-----------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)   -22.43          5.50
-----------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 6/16/97 AND RETURNS REFLECT PERFORMANCE FROM 6/30/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR INSTITUTIONAL CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR SELECT CLASS SHARES WOULD BE LOWER BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                   0.60
DISTRIBUTION (RULE 12b-1) FEES                    NONE
SHAREHOLDER SERVICE FEES                          0.25
OTHER EXPENSES                                    0.25
----------------------------------------------------------
TOTAL OPERATING EXPENSES                          1.10
FEE WAIVER AND EXPENSE REIMBURSEMENT             (0.08)
----------------------------------------------------------
NET EXPENSES(2)                                   1.02
----------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.02% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YR.      3 YRS.      5 YRS.     10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         104        325         582        1,317
------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Disciplined Equity, Diversified, U.S. Equity, and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Balanced, Core Equity, Equity Growth, and Equity Income Funds are series of Mutual Fund Investment Trust a, Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Capital Growth, Dynamic Small Cap, Growth and Income, and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISERS
JPMIM, JPMFAM (USA) and Robert Fleming, Inc. (Robert Fleming) are the investment advisers and make the day-to-day investment decisions for the Funds.


JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company, and U.S. Small Company Opportunities Funds. JPMIM is located at 522 5th Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, and Small Cap Equity Funds. Prior to February 28, 2001, the adviser to the Funds was The Chase Manhattan Bank (Chase). JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Robert Fleming, Inc. is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming, Inc. is located at 522 5th Avenue, New York, NY 10036.

JPMIM, JPMFAM (USA) and Robert Fleming, Inc. are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.


During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average net assets as follows:


                               FISCAL
FUND                          YEAR END      %
------------------------------------------------
BALANCED FUND                  5/31      0.50
------------------------------------------------
CAPITAL GROWTH FUND           10/31      0.40
------------------------------------------------
CORE EQUITY FUND              10/31      0.50
------------------------------------------------
DISCIPLINED EQUITY FUND        5/31      0.35
------------------------------------------------
DIVERSIFIED FUND               6/30      0.55
------------------------------------------------
DYNAMIC SMALL CAP FUND        10/31      0.65
------------------------------------------------
EQUITY GROWTH FUND            12/31      0.50
------------------------------------------------
EQUITY INCOME FUND            12/31      0.40
------------------------------------------------
GROWTH AND INCOME FUND        10/31      0.40
------------------------------------------------
MID CAP VALUE FUND             9/30      0.70
------------------------------------------------
SMALL CAP EQUITY FUND         10/31      0.65
------------------------------------------------
SMALL CAP GROWTH FUND          9/30      0.80
------------------------------------------------
U.S. EQUITY FUND               5/31      0.40
------------------------------------------------
U.S. SMALL COMPANY FUND        5/31      0.60
------------------------------------------------
U.S. SMALL COMPANY
OPPORTUNITIES FUND             5/31      0.60
------------------------------------------------


PORTFOLIO MANAGERS BALANCED FUND

Henry Lartigue and Jeff Phelps, Portfolio Managers at JPMFAM (USA), are responsible for the equity portion of the portfolio. The fixed income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).

Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Phelps has managed the equity portion of the portfolio since

October 1999. Mr. Phelps joined JPMFAM (USA) in 1997.


CAPITAL GROWTH FUND

Chris Matlock, Portfolio Manager at JPMFAM (USA) and Mr. Heintz are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Both have been managing the Fund since August 1999. Robert Heintz, Managing Director and Director of Equity Management, and Research at JPMFAM (USA), has worked at JPMFAM (USA) since 1983 in a variety of investment management positions.


CORE EQUITY FUND

Messrs. Lartigue and Phelps are responsible for management of the Fund. Please see above for information on Messrs. Lartigue and Phelps.


DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President, Timothy J. Devlin, Vice President, and Nanette Buziak, Vice President. Mr. Gill has been at JPMIM since 1996 and prior to that he was a portfolio manager at Bank of Tokyo-Mitsubishi Asset Management. Mr. Devlin has been at JPMorgan Chase (or one of its predecessors) since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms Buziak has been at JPMIM since March of 1997.


DIVERSIFIED FUND

The portfolio management team is led by John M. Devlin, Vice President, who joined the team in December of 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President, joined the team in June of 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group as a fixed income and currency trader and portfolio manager in Milan.


DYNAMIC SMALL CAP FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Both have been managing the Fund since August 1999. Please see above for information on Mr.Lartigue.


EQUITY GROWTH FUND
Mr. Lartigue has managed the portfolio since July of 1994. Please see above for information on Mr. Lartigue.

EQUITY INCOME FUND
Mr. Heintz has been managing the Fund since inception. Please see above for information on Mr. Heintz.

GROWTH AND INCOME FUND

Mr. Heintz and Stephen J. O'Keefe, CFA, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund. Mr.O'Keefe joined JPMFAM (USA) in 1989. Both have been managing the Fund since August 1999. Please see above for information on Mr. Heintz.


MID CAP VALUE FUND

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Fund. Mr.Simon has worked as a portfolio manager with various affiliates of Robert Fleming, Inc., the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.

SMALL CAP EQUITY FUND
Mr. Lartigue and Ms. Ellis, are responsible for management of the Fund. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue and Ms. Ellis.

SMALL CAP GROWTH FUND

Christopher Mark Vyvyan Jones, serves as portfolio manager to the Fund. Mr.Jones has worked as a portfolio manager with various affiliates of Robert Fleming, Inc., the adviser, since 1982 and is currently a Director of Robert Fleming, Inc. Mr. Jones is head of the adviser's Small Company Investment Team.


U.S. EQUITY FUND

The portfolio management team is led by Henry D. Cavanna, Managing Director, and James H. Russo, Vice President and CFA. Mr Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr.Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.


U.S. SMALL COMPANY FUND

The portfolio management team is led by Marian U. Pardo, Managing Director, Saira Durcanin, Vice President and CFA, and Carolyn Jones, Vice President.
Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Durcan in has been with JPMIM since July 1995 as a small company equity analyst and portfolio manager.
Ms. Jones has been with JPMIM since July 1998. Ms. Jones has served as a portfolio manager in JPMIM's private banking group.


U.S. SMALL COMPANY OPPORTUNITIES FUND
The portfolio management team is led by Marian U. Pardo, Saira Durcanin and Carolyn Jones. See above for information on Ms. Pardo, Ms. Durcanin and
Ms. Jones.

THE FUNDS' ADMINISTRATOR

Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company and U.S. Small Company Opportunities Funds. Chase is the administrator for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Value, Small Cap Equity, and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.


The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,

P.O. Box 219392
Kansas City, MO 64121-9392


The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.


You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check clears, which could take 15 calendar days after such shares were purchased.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.


If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. Current Shareholders of Select Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of this and other Funds without regard to this minimum. An investor can combine purchases of Select Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.


SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.


We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


You may sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Funds Service Center.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.


REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.



OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instruc-tions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


Each Fund may issue multiple classes of shares. This prospectus relates only to Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Balanced Fund, Core Equity Fund, Disciplined Equity Fund, Diversified Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Capital Growth Fund, Dynamic Small Cap Fund, Small Cap Equity Fund, U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least semiannually. The Mid-Cap Value and Small Cap Growth Funds generally distribute net investment income at least annually. Net capital gain is distributed annually. You have three options for your distributions. You may:


- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Capital gain dividends are usually taxable as long-term capital gain at the federal, state and local levels.


If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup with-holding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

WHAT THE TERMS MEAN

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.




POTENTIAL RISKS                              POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
- When a Fund buys securities before         - The Funds can take advantage of         - The Funds segregate liquid assets to
  issue or for delayed delivery, it            attractive transac- tion opportunities    offset leverage risks
  could be exposed to leverage risk if
  it does not segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise a Fund's     - The Funds could realize gains in a      - The Funds generally avoid short-term
  brokerage and related costs                  short period of time                      trading, except to take advantage of
- Increased short-term capital gains         - The Funds could protect against losses    attractive or unexpected opportunities
  distributions could raise                    if a stock is overvalued and its value    or to meet demands generated by
  shareholders' income tax liability           later falls                               shareholder activity
                                                                                       - The Funds' Portfolio Turnover Rate for
                                                                                         the most recent fiscal year is listed
                                                                                         below:
                                                                                         Balanced Fund: 102% (for the most
                                                                                         recent semiannual period)
                                                                                         Capital Growth Fund: 25% (for the most
                                                                                         recent period)
                                                                                         Core Equity Fund: 32% (for the most
                                                                                         recent period)
                                                                                         Dynamic Small Cap Fund: 22% (for the
                                                                                         most recent period)
                                                                                         Equity Growth Fund: 71% (for the most
                                                                                         recent period)
                                                                                         Equity Income Fund: 3% (for the most
                                                                                         recent period)
                                                                                         Growth and Income Fund: 10% (for the
                                                                                         most recent period)
                                                                                         Small Cap Equity Fund: 23% (for the
                                                                                         most recent period)
                                                                                         U.S. Small Company Opportunities
                                                                                         Fund: 117% (for the most recent period)

DERIVATIVES
- Derivatives such as futures, options,      - Hedges that correlate well with         - The Funds use derivatives, such as
  swaps, and for- ward foreign currency        underlying posi- tions can reduce or      futures, options, swaps and forward
  contracts(1) that are used for hedging       eliminate losses at low cost              foreign currency contracts, for
  the portfolio or specific securities       - The Funds could make money and protect    hedging and for risk management (i.e.,
  may not fully offset the underlying          against losses if management's            to adjust duration or yield curve
  positions and this could result in           analysis proves correct - Derivatives     exposure, or to establish or adjust
  losses to a Fund that would not have         that involve leverage could generate      exposure to particular securities,
  otherwise occurred                           substantial gains at low cost             markets or curren- cies); risk
- Derivatives used for risk management                                                   management may include management of a
  or to increase the Fund's gain may not                                                 Fund's exposure relative to its
  have the intended effects and may                                                      benchmark. Certain Funds may also use
  result in losses or missed                                                             derivatives to increase the Fund's
  opportunities                                                                          gain
- The counter party to a derivatives                                                   - A Fund only establishes hedges that it
  contract could default                                                                 expects will be highly correlated with
- Derivatives that involve leverage                                                      underlying positions
  could magnify losses                                                                 - While the Funds may use derivatives
- Certain types of derivatives involve                                                   that incidentally involve leverage,
  costs to the Funds which can reduce                                                    they do not use them for the specific
  returns                                                                                purpose of leveraging their portfolio
- Derivatives may, for tax purposes,
  affect the charac- ter of gain and
  loss realized by a Fund, accelerate
  recognition of income to a Fund,
  affect the holding period of a Fund's
  assets and defer recognition of
  certain of a Fund's losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                              POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD

SECURITIES LENDING
- When a Fund lends a security, there is     - The Funds may enhance income through    - Each adviser maintains a list of
  a risk that the loaned securities may        the investment of the collateral          approved borrowers
  not be returned if the borrower or the       received from the borrower              - The Funds receive collateral equal to
  lending agent defaults                                                                 at least 100% of the current value of
- The collateral will be subject to the                                                  the securities loaned
  risks of the securities in which it is                                               - The lending agents indemnify the Funds
  invested                                                                               against borrower default
                                                                                       - Each adviser's collateral investment
                                                                                         guidelines limit the quality and
                                                                                         duration of collateral investment to
                                                                                         minimize losses
                                                                                       - Upon recall, the borrower must return
                                                                                         the securities loaned within the
                                                                                         normal settlement period

MARKET CONDITIONS
- Each Fund's share price and                - Stocks have generally outperformed      - Under normal circumstances the Funds
  performance will fluctuate in response       more stable investments (such as bonds    plan to remain fully invested, with at
  to stock and/or bond market movements        and cash equivalents) over the long       least 65% in stocks; stock investments
- Adverse market conditions may from           term                                      may include U.S. and foreign common
  time to time cause a Fund to take          - With respect to the Diversified and       stocks, convertible securities,
  temporary defensive positions that are       Balanced Funds, a diversified,            preferred stocks, trust or partner
  inconsistent with its principal              balanced portfolio should mitigate the    ship interests, warrants, rights, REIT
  investment strategies and may hinder         effects of wide market fluctuations,      interests and investment company
  the Fund from achieving its investment       especially when stock and bond prices     securities
  objective                                    move in different directions            - A Fund seeks to limit risk and enhance
                                                                                         performance through active man-
                                                                                         agement and diversification
                                                                                       - During severe market downturns, each
                                                                                         Fund has the option of investing up to
                                                                                         100% of assets in investment-grade
                                                                                         short-term securities

MANAGEMENT CHOICES
- A Fund could under perform its             - A Fund could outperform its benchmark   - The advisers focus their active
  benchmark due to its securities and          due to these same choices                 management on securities selection,
  asset allocation choices                                                               the area where they believe their
                                                                                         commitment to research can most
                                                                                         enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could     - Favorable exchange rate movements       - The Funds anticipate that total
  reduce gains or create losses                could generate gains or reduce losses     foreign investments will not exceed
- A Fund could lose money because of         - Foreign investments, which represent a    20% of assets (30% for Diversified
  foreign government actions, political        major portion of the world's              Fund, 30% for Equity Growth Fund and
  instability, or lack of adequate and         securities, offer attractive potential    10% for Small Cap Growth Fund)
  accurate information                         performance and opportunities for       - The Funds actively manage the currency
- Currency and investment risks tend to        diversification                           exposure of their foreign investments
  be higher in emerging markets; these       - Emerging markets can offer higher         relative to their benchmarks, and may
  markets also present higher liquidity        returns                                   hedge back into the U.S. dollar from
  and valuation risks                                                                    time to time (see also "Derivatives");
                                                                                         these currency management techniques
                                                                                         may not be available for certain
                                                                                         emerging markets investments

ILLIQUID HOLDINGS
- Each Fund could have difficulty            - These holdings may offer more attrac-   - No Fund may invest more than 15% of
  valuing these holdings precisely             tive yields or potential growth than      net assets in illiquid holdings
- Each Fund could be unable to sell these      comparable widely traded securities     - To maintain adequate liquidity to meet
  holdings at the time or price it                                                       redemptions, each Fund may hold high
  desires                                                                                quality short-term securities
                                                                                         (including repurchase agreements and
                                                                                         reverse repurchase agreements) and,
                                                                                         for temporary or extraordinary
                                                                                         purposes, may borrow from banks up to
                                                                                         33 1/3% of the value of its total
                                                                                         assets or draw on a line of credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative fund's annual report, which are available upon request.

JP MORGAN BALANCED FUND(1)



                                                       SIX MONTHS
                                                            ENDED                        YEAR ENDED
                                                          6/30/01  ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                      (UNAUDITED)     12/31/00     12/31/99  12/31/98    12/31/97   12/31/96
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $30.27       $38.50       $34.54      $29.26      $23.66     $21.25
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                0.28(2)      0.86(2)      0.78(2)     0.73        0.74       0.63

     Net gains or losses in securities (both realized
     and unrealized)                                     (1.80)       (1.96)        4.07        6.53        4.86       1.78
                                                         ------       ------      ------      ------      ------     --------
     Total from investment operations                    (1.52)       (1.10)        4.85        7.26        5.60       2.41

   Less distributions:

     Dividends from net investment income                 0.20         1.38         0.70        0.73          --         --

     Distributions from capital gains                     0.34         5.75         0.19        1.25          --         --
                                                        ------       ------       ------      ------      ------     --------
     Total dividends and distributions                    0.54         7.13         0.89        1.98          --         --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $28.21       $30.27       $38.50      $34.54      $29.26     $23.66
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (4.98%)      (2.55%)      14.23%      25.15%      23.67%     11.31%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $55          $61         $103         $59         $36       $23
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
   Expenses(3)                                            1.00%        1.00%        1.00%       1.00%       1.00%      1.00%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income(3)                               1.97%        2.23%        2.19%       2.32%       2.73%      2.82%
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
   earnings credits(3)                                    1.08%        1.06%        1.19%       1.28%       1.28%      1.17%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
   and earnings credits(3)                                1.89%        2.17%        2.00%       2.04%       2.45%      2.65%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    102%         134%          45%         58%         64%        70%
-----------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Balanced Fund.
(2) Calculated based upon average shares outstanding.
(3) Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND(1)



                                                    SIX MONTHS
                                                         ENDED                         YEAR ENDED                     1/25/96(2)
                                                       4/30/01    ---------------------------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE                     (UNAUDITED)  10/31/00      10/31/99     10/31/98      10/31/97      10/31/96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $48.76     $43.36        $41.53       $46.90      $41.65       $35.26
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                 --(3)    0.04(3)      (0.05)(3)     0.07        0.13(3)      0.17

      Net gains or losses in securities (both
      realized and unrealized)                           (2.07)     10.27          5.80        (0.54)      10.17         6.34
                                                        ------     ------        ------       ------      ------       ----------
      Total from investment operations                   (2.07)     10.31          5.75        (0.47)      10.30         6.51

   Distributions to shareholders from:

      Dividends from net investment income                  --         --            --           --        0.25         0.12

      Distributions from capital gains                    5.48       4.91          3.92         4.90        4.80          --
                                                        ------     ------        ------       ------      ------       ----------
      Total dividends and distributions                   5.48       4.91          3.92         4.90        5.05         0.12
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $41.21     $48.76        $43.36       $41.53      $46.90       $41.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                          (3.91%)    26.34%        14.71%       (1.20%)     26.98%       18.13%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $3        $15           $18          $52         $52         $32
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
   Expenses(5)                                            0.93%      0.94%         0.92%        0.91%       0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income(5)                               0.01%      0.09%        (0.11%)       0.11%       0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements(5)         0.98%      1.06%         0.99%        0.91%       0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and
   reimbursements(3)                                     (0.04%)    (0.03%)       (0.18%)       0.11%       0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(6)                               25%        66%           86%         104%         67%          90%
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Capital Growth Fund.
(2) Commencement of offering class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.
(6) The percentages reflect the portfolio turnover of the capital growth portfolio, of which the fund invested all of its investable assets.

JPMORGAN CORE EQUITY FUND(1)



                                                         SIX MONTHS
                                                              ENDED                            YEAR ENDED
                                                            6/30/01     --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                         (UNAUDITED)    12/31/00   12/31/99     12/31/98   12/31/97   12/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $26.41       $32.24     $26.52       $21.25     $15.94     $13.01
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                      --(2)        --       0.04(2)      0.09       0.14       0.16
                                                            -------      -------     ------       ------     ------     --------
      Net gains or losses in securities (both realized
      and unrealized)                                         (2.73)       (3.95)      6.27         6.44       5.17       2.77

      Total from investment operations                        (2.73)       (3.95)      6.31         6.53       5.31       2.93

   Less distributions:

      Dividends from net investment income                       --           --       0.04         0.09         --         --

      Distributions from capital gains                           --         1.88       0.55         1.17         --         --
                                                            -------      -------     ------       ------     ------     --------
      Total dividends and distributions                          --         1.88       0.59         1.26         --         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $23.68       $26.41     $32.24       $26.52      $21.25    $15.94
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                (10.34%)      (11.99%)    23.89%       30.95%     33.33%    22.54%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $119         $143       $181          $89        $51        $29
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
   Expenses(3)                                                 1.00%        1.00%      1.00%        1.00%      1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income(3)                                    0.02%       (0.01%)     0.13%        0.39%      0.74%      1.10%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
   earnings credits(3)                                         1.08%        1.05%      1.11%        1.18%      1.20%      1.14%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
   and earnings credits(3)                                    (0.06%)      (0.06%)     0.02%        0.21%      0.54%      0.96%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          32%**        37%**      11%(4)       32%        24%        29%
--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Core Equity Fund.
(2) Calculated based upon average shares outstanding.
(3) Short periods have been annualized.
(4) Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in the core equity portfolio, and the portfolio turnover rate is disclosed at the portfolio level.
(5) Less than $.005 per share.
 ** The percentages reflect the portfolio turnover of the core equity portfolio, of which the fund invested all of its investable assets.

JPMORGAN DYNAMIC SMALL CAP FUND



                                                                                 SIX MONTHS              YEAR        4/5/99(2)
                                                                                      ENDED             ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE                                                     4/30/01          10/31/00         10/31/99
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $  24.65       $  15.98          $ 14.11
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                                         (0.06)(3)      (0.13)(3)        (0.05)

      Net gains or losses in securities (both realized
      unrealized)                                                                   (5.38)          8.80            1.92
                                                                                 --------       --------          ----------
      Total from investment operations                                              (5.44)          8.67            1.87

   Distributions to shareholders from:

      Dividends from net investment income                                             --             --              --

      Distributions from capital gains                                               3.38             --              --
                                                                                 --------       --------          -----------
      Total dividends and distributions                                              3.38             --              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.83         $24.65           $15.98
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                                    (23.11%)        54.26%           13.25%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
=============================================================================================================================
Net assets, end of period (in millions)                                               $--(6)        $--(6)            $--(6)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
   Expenses(5)                                                                       1.10%          1.10%            1.91%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income(5)                                                         (0.66%)        (0.59%)          (0.96%)
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits(5)                 14.70%         15.48%(7)        34.70%(7)
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits(5)   (14.26%)       (14.97%)(7)      (33.75%)(7)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                22%            87%              92%
-----------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Opportunities Fund.
(2) Commencement of offering class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.
(6) Amounts round to less than one million.
(7) Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN EQUITY GROWTH FUND



                                                         SIX MONTHS
                                                              ENDED                     YEAR ENDED
                                                             6/30/01    -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                          (UNAUDITED)   12/31/00  12/31/99    12/31/98  12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $43.44      $68.09    $52.36      $38.36    $27.95    $23.20
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                    (0.07)(2)   (0.26)(2) (0.14)(2)    0.03      0.07      0.10

      Net gains or losses in securities (both realized
      and unrealized)                                          (5.11)     (16.22)    16.78       15.78     10.34      4.65
                                                              ------     -------    ------      ------    ------    ---------
      Total from investment operations                         (5.18)     (16.48)    16.64       15.81     10.41      4.75

   Less distributions:

      Dividends from net investment income                        --          --        --        0.03        --        --

      Distributions from capital gains                          2.22        8.17      0.91        1.78        --        --
                                                              ------     -------    ------      ------     -----    ---------
Total dividends and distributions                               2.22        8.17      0.91        1.81        --        --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $36.04      $43.44    $68.09      $52.36    $38.36    $27.95
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (11.49%)    (23.65%)   31.85%      41.38%    37.20%    20.52%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $134        $179      $320        $179       $74       $57
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
   Expenses(3)                                                  1.00%       1.00%     1.00%       1.00%     1.00%     1.00%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income(3)                                    (0.36%)     (0.40%)   (0.24%)      0.05%     0.20%     0.41%
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
   earnings credits(3)                                          1.05%       1.02%     1.03%       1.09%     1.11%     1.08%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
   and earnings credits(3)                                     (0.41%)     (0.42%)   (0.27%)     (0.04%)    0.09%     0.33%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           71%**       58%**     15%(4)      35%       35%       62%
-----------------------------------------------------------------------------------------------------------------------------



(1)Formerly Chase Equity Growth Fund.
(2)Calculated based upon average shares outstanding.
(3)Short periods have been annualized.
(4)Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in the Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.
* The percentages reflect the portfolio turnover of the Equity Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN EQUITY INCOME FUND(1)



                                                              SIX MONTHS
                                                                   ENDED                        YEAR ENDED
                                                                 6/30/01   ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             (UNAUDITED)    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $35.33      $49.80     $46.14     $36.97     $28.21     $23.93
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                         0.10(2)     0.29(2)    0.32(2)    0.33       0.40       0.43

      Net gains or losses in securities (both realized and
      unrealized)                                                  (3.20)      (2.66)      5.65       9.32       8.36       3.85
                                                                  ------      ------     -------    -------    -------    -------
      Total from investment operations                             (3.10)      (2.37)      5.97       9.65       8.76       4.28

   Less distributions:

      Dividends from net investment income                          0.08        0.29       0.31       0.34         --         --

      Distributions from capital gains                              0.02       11.81       2.00       0.14         --         --
                                                                  ------      ------     -------    -------    -------    -------
      Total dividends and distributions                             0.10       12.10       2.31       0.48         --         --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $32.13      $35.33     $49.80     $46.14     $36.97     $28.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       (8.78%)    (3.85%)     13.06%     26.20%     31.50%     17.87%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $82         $97       $170       $128        $75        $63
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
   Expenses(3)                                                      0.93%       1.00%      1.00%      1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income(3)                                         0.60%       0.59%      0.66%      0.82%      1.67%      1.67%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings
   credits(3)                                                       0.99%       1.03%      1.09%      1.10%      1.11%      1.07%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
   and earnings credits(3)                                          0.54%       0.56%      0.57%      0.72%      1.56%     1.60%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                3%         15%        16%         3%        14%       24%
---------------------------------------------------------------------------------------------------------------------------------



1 Formerly Chase Equity Income Fund.
2 Calculated based upon average shares outstanding.
3 Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND(1)



                                                   SIX MONTHS
                                                        ENDED                 YEAR ENDED                       1/25/96(2)
                                                      4/30/01     ----------------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE                    (UNAUDITED)  10/31/00   10/31/99   10/31/98   10/31/97     10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $40.99     $43.89     $43.43     $46.35     $39.26       $34.80
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                              0.18(3)    0.26(3)    0.35(3)   0.43(3)     0.52(3)      0.47

      Net gains or losses in securities (both
      realized and unrealized)                          (2.25)      3.33       5.12       3.50      10.20         4.46
                                                       ------     -------    -------    -------   --------    ---------
      Total from investment operations                  (2.07)      3.59       5.47       3.93      10.72         4.93

   Distributions to shareholders from:

      Dividends from net investment income               0.15       0.18       0.34       0.29       0.48         0.47

      Distributions from capital gains                   5.70       6.31       4.67       6.56       3.15          --
                                                       ------     -------    -------    -------   --------    ---------
      Total dividends and distributions                  5.85       6.49       5.01       6.85       3.63         0.47
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $33.07     $40.99     $43.89     $43.43     $46.35       $39.26
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                         (4.69%)     9.34%     13.30%      9.44%     29.37%       13.39%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                    $1         $5        $15        $24       $522          $28
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
   Expenses(5)                                           0.88%      0.89%      0.85%      0.85%      0.86%        1.24%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income(5)                              0.97%      0.64%      0.80%      0.95%      1.21%        1.73%
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements(5)        0.88%      0.93%      0.85%      0.85%      0.86%        1.24%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and
   reimbursements(5)                                     0.97%      0.60%      0.80%      0.95%      1.21%        1.73%
-----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(6)                              10%        30%       125%       113%        65%          62%
-----------------------------------------------------------------------------------------------------------------------



 (1) Formerly Chase Vista Growth and Income Fund.
 (2) Commencement of offering class of shares.
 (3) Calculated based upon average shares outstanding.
 (4) Total return figures do not include the effect of any front-end or deferred sales load.
 (5) Short periods have been annualized.
 (6) The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN SMALL CAP EQUITY FUND(1)



                                                   SIX MONTHS
                                                        ENDED               YEAR ENDED                    5/7/96(2)
                                                      4/30/01   ---------------------------------------  THROUGH
PER SHARE OPERATING PERFORMANCE                    (UNAUDITED)   10/31/00 10/31/99  10/31/98  10/31/97  10/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $28.52     $23.10    $20.59    $23.71    $19.22    $18.44
------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                             (0.03)(3)  (0.05)(3) (0.02)(3) (0.02)     0.03      0.02

      Net gain or losses in securities (both
      realized and unrealized)                          (2.78)      8.12      2.70     (2.46)     4.75      0.76
                                                       --------   --------  --------  --------  ------  --------
      Total from investment operations                  (2.81)      8.07      2.68     (2.48)     4.78      0.78

   Distributions to shareholders from:

      Dividends from net investment income                 --         --        --        --        --        --

      Distributions from capital gains                   3.89       2.65      0.17      0.64      0.29        --
                                                       --------   --------  --------  --------  ------  --------
      Total dividends and distributions                  3.89       2.65      0.17      0.64      0.29        --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $21.82     $28.52    $23.10    $20.59    $23.71    $19.22
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                         (9.78%)    37.94%    13.06%   (10.64%)   25.15%     4.23%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $421       $383      $269      $254      $307       $52
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
   Expenses(5)                                           0.93%      0.88%     0.88%     1.04%     1.10%     1.10%
----------------------------------------------------------------------------------------------------------------
   Net investment income(5)                             (0.26%)    (0.20%)   (0.07%)   (0.09%)    0.13%     0.27%
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
   earnings credits(5)                                   1.17%      1.13%     1.13%     1.13%     1.14%     1.27%
---------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
   reimbursements and earnings credits(5)               (0.50%)    (0.45%)   (0.32%)   (0.18%)    0.09%     0.10%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%        75%       92%       74%       55%       78%
---------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Small Cap Equity Fund.
(2) Commencement of offering of class of shares.
(3) Calculated based upon average shares outstanding.
(4) Total return figures do not include the effect of any front-end or deferred sales load.
(5) Short periods have been annualized.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND(1)




                                                                  YEAR ENDED             6/16/97(2)
                                                      ---------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                      5/31/01      5/31/00     5/31/99     5/31/98
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $15.90       $12.17      $12.57      $10.00
------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                             (0.07)          --       (0.01)      (0.02)

      Net gains or losses on investments (both
      realized and unrealized)                          (2.29)        3.73       (0.08)       2.59
                                                      --------    ----------  ----------  ------------
      Total from investment operations                  (2.36)        3.73       (0.09)       2.57

   Less distributions:

      Distributions from capital gains                   1.35           --        0.31          --
                                                      --------    ----------  ----------  ------------
      Total distributions                                1.35           --        0.31          --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.19       $15.90      $12.17      $12.57
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (15.51)%      30.65%      (0.49)%     25.70%(3)
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $339         $529        $286        $189
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
   Net expenses(4)                                       0.99%        0.99%       1.07%       1.19%
------------------------------------------------------------------------------------------------------
   Net investment income (4)                            (0.35)%      (0.47)%     (0.42)%     (0.37)%
------------------------------------------------------------------------------------------------------
   Expenses without reimbursements (4)                   0.99%        0.99%       1.07%       1.25%
------------------------------------------------------------------------------------------------------
   Net investment income without reimbursements (4)     (0.35)%      (0.47)%     (0.42)%     (0.43)%
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(5)                             117%         132%        116%         73%
------------------------------------------------------------------------------------------------------



(1) Formerly J.P. Morgan U.S. Small Company Opportunities Fund.
(2) Commencement of operations.
(3) Not annualized.
(4) Short periods have been annualized.
(5) The percentages reflect the portfolio turnover of The U.S. Small Company
(5) Opportunities Portfolio, of which the Fund invested all of the investable assets.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 641 .21-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102 1-202-942-8090
Email: Publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039


           The fund's investment company act file nos.are as follows:

                 JPMorgan Balanced Fund              811-5526
                 JPMorgan Capital Growth Fund        811-5151
                 JPMorgan Core Equity Fund           811-5526
                 JPMorgan Disciplined Equity Fund    811-7342
                 JPMorgan Diversified Fund           811-7342
                 JPMorgan Dynamic Small Cap Fund     811-5151
                 JPMorgan Equity Growth Fund         811-5526
                 JPMorgan Equity Income Fund         811-5526
                 JPMorgan Growth and Income Fund     811-5151
                 JPMorgan Mid Cap Value Fund        811-08189
                 JPMorgan Small Cap Equity Fund      811-5151
                 JPMorgan Small Cap Growth Fund     811-08189
                 JPMorgan U.S. Equity Fund           811-7342
                 JPMorgan U.S. Small Company Fund    811-7342
                 JPMorgan U.S. Small Company
                         Opportunities Fund          811-7340

        (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                    PR-EQS-901 X

PROSPECTUS SEPTEMBER 7, 2001

JPMORGAN US EQUITY FUNDS
INSTITUTIONAL CLASS SHARES


DISCIPLINED EQUITY FUND

DISCIPLINED EQUITY VALUE FUND

DIVERSIFIED FUND

MID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMART INDEX(TM) FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Disciplined Equity Fund                                        1
Disciplined Equity Value Fund                                  5
Diversified Fund                                               8
Mid Cap Value Fund                                            13
Small Cap Growth Fund                                         18
SmartIndex(TM) Fund                                           23
U.S. Equity Fund                                              27
U.S. Small Company Fund                                       31
The Funds' Management and Administration                      35
How Your Account Works                                        38
  Buying Fund Shares                                          38
  Selling Fund Shares                                         38
  Exchanging Fund Shares                                      39
  Other Information Concerning the Funds                      39
  Distributions and Taxes                                     40
What the Terms Mean                                           41
Risk and Reward Elements                                      42
Financial Highlights                                          44
How To Reach Us                                       Back cover

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 - 43.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Index (S&P 500).


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries relative to the S&P 500.

Within each industry, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in equity securities or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P Morgan Investment Management,


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


Inc. (JPMIM), employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and additional share classes will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1998                                 32.35%
1999                                 18.32%
2000                                -10.87%

---------------------------------------------
BEST QUARTER                         22.85%
---------------------------------------------
                          4th quarter, 1998
---------------------------------------------
WORST QUARTER                        -9.91%
---------------------------------------------
                          3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                   PAST 1 YEAR           LIFE OF FUND
-----------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        -10.87                 15.45
-----------------------------------------------------------------------
S&P(500) INDEX (NO EXPENSES)       -9.10                 15.79
-----------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 1/3/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                 0.35
DISTRIBUTION (RULE 12b-1) FEES                                  NONE
SHAREHOLDER SERVICE FEES                                        0.10
OTHER EXPENSES(1)                                               0.20
-----------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                        0.65
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                        (0.20)
-----------------------------------------------------------------------
NET EXPENSES(2)                                                 0.45
-----------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                        1 YEAR   3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT
REDEMPTION)                             46       144      300       750
------------------------------------------------------------------------------

JPMORGAN DISCIPLINED EQUITY VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Russell 1000 Value Index.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Russell 1000 Value Index, which is weighted in favor of those equity securities with relatively lower price-to-book ratios and other characteristics consistent with "value" investing. The Fund does not look to overweight or underweight industries relative to the Russell 1000 Value Index.

Within each industry, the Fund modestly overweights equity securities that are ranked as undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities, with an emphasis on those that appear to the adviser undervalued or fairly valued, and by tracking the industry weightings of the Russell 1000 Value Index, the Fund seeks returns that modestly exceed those of that index over the long term with virtually the same level of volatility.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM),


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser selects the equity securities for the Fund's investments using the investment process described below to determine which large-cap U.S. companies with attractive earnings outlooks and reasonable valuations are most likely to provide high total return to shareholders.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price
- impact on the overall risk of the portfolio relative to the benchmark
- temporary mispricings caused by market overreactions


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED, OR ENDORSED, BY ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BANK OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio. A value stock may never reach what the adviser believes is its full value or it may even go down in value.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE RUSSELL 1000 VALUE INDEX OVER
     THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)

The Fund was recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                                 0.35
DISTRIBUTION (RULE 12b-1) FEES                                  NONE
SHAREHOLDER SERVICE FEES                                        0.10
OTHER EXPENSES(2)                                               0.44
-----------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                        0.89
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                        (0.44)
-----------------------------------------------------------------------
NET EXPENSES(3)                                                 0.45
-----------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 10/31.
(2) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES,EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                          1 YEAR   3 YEARS
----------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT
REDEMPTION)                               46       144
----------------------------------------------------------

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the adviser allocates assets among various types of stock and bond investments, based on the following model allocation:


- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks


The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its industry sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the team ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

The Fund may also invest up to 25% of its assets in high-yield, non-investment grade securities rated BB.

The Fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities which may take the form of despositary receipts.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.


Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.


Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.


  INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, asset sectors, or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium-and large-capitalization domestic stocks.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be renamed "Institutional" and additional share classes will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.91%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1994                  0.93%
1995                 26.84%
1996                 13.68%
1997                 18.89%
1998                 18.60%
1999                 14.23%
2000                 -3.97%

--------------------------------------
BEST QUARTER                    13.48%
--------------------------------------
                     4th quarter, 1998
--------------------------------------
WORST QUARTER                   -6.13%
--------------------------------------
                     3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                               PAST 1 YEAR     PAST 5 YEARS    LIFE OF FUND
---------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES      -3.97           11.95           12.11
---------------------------------------------------------------------------
FUND BENCHMARK (NO EXPENSES)    -2.30           13.06           12.87
---------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)     -9.10           18.33           17.94
---------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 9/10/93.
(2) THE FUND'S FISCAL YEAR END IS 6/30.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                             0.55
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES (1)                                          0.25
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.90
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (0.25)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.65
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.65% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.
The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                      1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT
REDEMPTION)                           66        208         421         1,035
--------------------------------------------------------------------------------

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the adviser believes to be undervalued. Market capitalization is the total market value of a company's shares.


Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme over valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of its shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.50%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1998                    19.77%
1999                    13.87%
2000                    35.28%


---------------------------------------------------------
BEST QUARTER                                       17.96%
---------------------------------------------------------
                                       4th quarter, 1998
---------------------------------------------------------
WORST QUARTER                                     -11.06%
---------------------------------------------------------
                                       3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(2)


                                                     PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                           35.28         23.45
-------------------------------------------------------------------------------
S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)      27.84         13.34
-------------------------------------------------------------------------------
RUSSELL MID CAP VALUE INDEX (NO EXPENSES)            19.18          9.87
-------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/13/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses for the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                            0.70
DISTRIBUTION (RULE 12b-1)FEES                              NONE
SHAREHOLDER SERVICE FEES                                   NONE
OTHER EXPENSES(1)                                          3.54
------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                   4.24
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                   (3.49)
------------------------------------------------------------------
NET EXPENSES(2)                                            0.75
------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT
(REDEMPTION                         77         967         1,872       4,193
--------------------------------------------------------------------------------

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at the initial time of purchase, that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE. -THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multifaceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year and has another 250 in-office meetings and conference contacts.


During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of its shares more sensitive to economic problems among those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -0.96%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1998            14.86%
1999            46.54%
2000            -7.79%


-------------------------------------------------------------------
BEST QUARTER                                                 23.59%
-------------------------------------------------------------------
                                                 4th quarter, 1998
-------------------------------------------------------------------
WORST QUARTER                                               -18.29%
-------------------------------------------------------------------
                                                 3rd quarter, 1998
-------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                                   PAST 1 YEAR    LIFE OF FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                          -7.79         15.82
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (NO EXPENSES)                     -3.02          4.80
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)            -22.43          3.02
--------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/14/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses for the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                             0.80
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    NONE
OTHER EXPENSES(1)                                           4.67
-------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    5.47
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (4.62)
-------------------------------------------------------------------
NET EXPENSES(2)                                             0.85
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.85% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.
The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                 1 YEAR         3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR
WITHOUT REDEMPTION)              87             1,221       2,344       5,107
--------------------------------------------------------------------------------

JPMORGAN SMARTINDEX(TM) FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 325 equity securities while maintaining risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large and medium capitalization U.S. and foreign companies included in the S&P 500. While the Fund seeks to invest in a portfolio of equity securities with risk characteristics similar to the S&P 500, the Fund may invest a portion of its assets in equity securities which are not part of the index. The Fund's sector weightings are expected to be similar to those of the S&P 500. Within each industry, the Fund may moderately overweight equity securities that appear undervalued or fairly valued and underweight or not hold stocks that appear overvalued. Accordingly, the Fund's performance is expected to differ from that of the S&P 500. The Fund expects to ordinarily hold a portfolio of approximately 325 stocks. The Fund generally considers selling equity securities that appear significantly over-valued.


By controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price
- high potential reward compared to potential risk
- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH THE POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO

   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -6.14%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1999                   19.61%
2000                  -11.01%

---------------------------------------
BEST QUARTER                     12.97%
---------------------------------------
                      4th quarter, 1999
---------------------------------------
WORST QUARTER                    -8.09%
---------------------------------------
                      4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                              PAST 1 YEAR           LIFE OF FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                    -11.01                3.06
--------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)                    -9.10                4.89
--------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 12/31/98.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.25
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.24
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.59
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (0.24)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                             0.35
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST
    COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.35% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                  1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR
WITHOUT REDEMPTION)               36            113         254         665

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.


Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

Equity securities may include common stocks, preferred stock, convertible securities and depositary receipts.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value.

The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

The Fund may invest in mid-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and additional classes of shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

For the period 1/1/91 through 9/30/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the Fund. During this period, the actual returns of the Fund would have been lower than shown because the Fund has higher expenses than the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991         34.12%
1992          8.73%
1993         11.06%
1994         -0.32%
1995         32.83%
1996         21.22%
1997         28.58%
1998         24.79%
1999         14.88%
2000         -6.37%



----------------------------------------------
BEST QUARTER                          21.46%
----------------------------------------------
                           4th quarter, 1998
----------------------------------------------
WORST QUARTER                        -17.97%
----------------------------------------------
                           3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                       PAST 1 YR.     PAST 5 YRS.  PAST 10 YRS.
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES             -6.37          15.91        16.19
-------------------------------------------------------------------------------
S&P 500 INDEX (NO EXPENSES)            -9.10          18.33        17.44
-------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                             0.40
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.24
--------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.74
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (0.10)
--------------------------------------------------------------------
NET EXPENSES(2)                                             0.64
--------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.64% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                    1 YEAR      3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT
REDEMPTION)                         65          205        380         889
--------------------------------------------------------------------------------

JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 42 -
43.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of small company stocks.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in stocks of small and medium sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion when purchased. Industry by industry, the Fund's weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight industries when it believes it will benefit performance.


Within each industry, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.


Although the Fund intends to invest primarily in stocks it may invest in high-quality money market instruments and repurchase agreements.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be re-named "Institutional" and additional share classes will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark.

For the period 1/1/91 through 11/30/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the Fund. During this period, the actual returns of the Fund would have been lower than shown because the Fund has higher expenses than the Fund's predecessor.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.73%


YEAR-BY-YEAR RETURNS (1)
[CHART]

1991                 59.59%
1992                 18.98%
1993                  8.59%
1994                 -5.81%
1995                 31.88%
1996                 20.84%
1997                 22.70%
1998                 -5.28%
1999                 44.30%
2000                 -9.59%


-----------------------------------------
BEST QUARTER                    34.75%
-----------------------------------------
                     4th quarter, 1999
-----------------------------------------
WORST QUARTER                  -21.61%
-----------------------------------------
                     3rd quarter, 1998
-----------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000



                                   PAST 1 YEAR      PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         -9.59            12.87         16.72
-------------------------------------------------------------------------------
RUSSELL 2000 INDEX (NO EXPENSES)   -3.02            10.31         15.53
-------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                              0.60
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.10
OTHER EXPENSES(1)                                            0.22
--------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                     0.92
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                     (0.09)
--------------------------------------------------------------------
NET EXPENSES(2)                                              0.83
--------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST
    COMPANY OF NEW YORK AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.83% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.



EXAMPLE The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.



                                     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT
REDEMPTION)                          85        265         482         1,105
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity Value and SmartIndex(TM) Funds are series of J.P. Morgan Series Trust, a Massachusetts business trust. The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISERS

JPMIM and Robert Fleming Inc. are the investment advisers and make the day-to-day investment decisions for these Funds. JPMIM is the investment adviser to the Disciplined Equity, Disciplined Equity Value, Diversified,
SmartIndex(TM), U.S. Equity, and U.S. Small Company Funds. JPMIM is located at 522 5th Avenue, New York, NY 10036. Robert Fleming Inc. is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming Inc. is located at 522 5th Avenue, New York, NY 10036.


JPMIM and Robert Fleming Inc. are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.


During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average net assets as follows:


                          FISCAL
FUND                      YEAR END     %
---------------------------------------------
DISCIPLINED EQUITY FUND   5/31      0.35
---------------------------------------------
DIVERSIFIED FUND          6/30      0.55
---------------------------------------------
MID CAP VALUE FUND        9/30      0.70
---------------------------------------------
SMALL CAP GROWTH FUND     9/30      0.80
---------------------------------------------
SMARTINDEX(TM) FUND       5/31      0.25
---------------------------------------------
U.S.EQUITY FUND           5/31      0.40
---------------------------------------------
U.S. SMALL COMPANY FUND   5/31      0.60
---------------------------------------------

PORTFOLIO MANAGERS
DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President, Timothy J. Devlin, Vice President, and Nanette Buziak, Vice President, Mr. Gill has been at JPMIM since 1996 and prior to that he was a portfolio manager at Bank of Tokyo - Mitsubishi Asset Management. Mr. Devlin has been at JPMorgan Chase (or one of its predecessors) since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at JPMIM since March of 1997.


DISCIPLINED EQUITY VALUE FUND

The portfolio management team is led by Messrs. Devlin, Gill and Raffaele Zingone. Mr. Zingone has been at JPMIM since 1991. Previously he served as a U.S. equity portfolio manager in London and New York. Please see above for information on Messrs. Devlin and Gill.


DIVERSIFIED FUND

The portfolio management team is led by John M. Devlin, Vice President, who joined the team in December of 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President, who joined the team in June of 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the

Product Development group and as a fixed income and currency trader and portfolio manager in Milan.

MID CAP VALUE FUND

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.


SMALL CAP GROWTH FUND

Christopher Mark Vyvyan Jones, serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of the Robert Fleming Inc., the adviser, since 1982 and is currently a Director of Robert Fleming Inc. Mr. Jones is head of the adviser's Small Company Investment Team.


SMARTINDEX(TM) FUND

The portfolio management team is led by Timothy J. Devlin, Vice President, Joseph Gill, Vice President, and Nanette Buziak, Vice President. Please see above for information on Messrs. Devlin, Gill and Ms. Buziak.


U.S. EQUITY FUND

The portfolio management team is led by Henry D. Cavanna, Managing Director, and James H. Russo, Vice President and CFA. Mr. Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.


U.S. SMALL COMPANY FUND

The portfolio management team is led by Marian U. Pardo, Managing Director, and Carolyn Jones, Vice President. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group.

THE FUNDS' ADMINISTRATOR
Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase Manhattan Bank (Chase) provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity, Disciplined Equity Value, Diversified, SmartIndex(TM), U.S. Equity and U.S. Small Company Funds. Chase is the administrator for the Mid Cap Value and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except the Mid Cap Value and Small Cap Growth Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The administrator for the Mid Cap Value and Small Cap Growth Funds receives 0.10% as a percentage of each Fund's average daily net assets.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of each Fund (except the Mid Cap Value and Small Cap Growth Fund) held by investors serviced by the shareholder servicing agent.

The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.


The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the NYSE is open. If we receive your order by the close of regular trading on the NYSE, we'll process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722 or complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713


MINIMUM INVESTMENTS

Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.


SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.


We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.


THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We'll send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet only minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.



You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:
JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713


Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Disciplined Equity, Diversified, SmartIndex(TM),and U.S.Equity Funds generally distribute net investment income at least quarterly. The Mid-Cap Value and Small Cap Growth Funds generally distribute net investment income at least annually. The U.S. Small Company Fund generally distributes any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:


- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.


If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

WHAT THE TERMS MEAN


LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help a Fund manage risk.



POTENTIAL RISKS                              POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
- When a Fund buys securities before         - The Funds can take advantage of           - The Funds segregate liquid assets to
  issue or for delayed delivery, it            transaction opportunities                   offset leverage risks
  could be exposed to leverage risk if       - The Funds could realize gains in a
  it does not segregate liquid assets          short period of time

SHORT-TERM TRADING
- Increased trading could raise a Fund's     - The Funds could protect against losses    - The Funds' generally avoid short-term
  brokerage and related costs                  if a stock is overvalued and its value      trading, except to take advantage of
- Increased short-term capital gains           later falls                                 attractive or unexpected opportunities
  distributions could raise                                                                or to meet demands generated by
  shareholders' income tax liability                                                       shareholder activity
                                                                                         - The Funds' Portfolio Turnover Rate for
                                                                                           the most recent fiscal year is listed
                                                                                           below:
                                                                                           Disciplined          SmartIndex
                                                                                           Equity Fund:   72%   Fund          67%
                                                                                           Diversified          U.S. Equity
                                                                                           Fund:         185%   Fund          81%
                                                                                           Mid Cap              U.S. Small
                                                                                           Value Fund           Company Fund 110%
                                                                                           (for the most
                                                                                           recent semi-annual
                                                                                           period)     41.58%
                                                                                           Small Cap
                                                                                           Growth Fund (for
                                                                                           the most recent
                                                                                           semi-annual
                                                                                           period)     34.10%
DERIVATIVES
- Derivatives such as futures, options,      - Hedges that correlate well with           - The Funds use Derivatives, such as
  swaps and forward foreign currency           underlying positions can reduce or          futures, options, swaps and forward
  contracts(1) that are used for hedging       eliminate losses at low cost                foreign currency contracts, for
  the portfolio or specific securities       - The Funds could make money and protect      hedging and for risk management (i.e.,
  may not fully offset the underlying          against losses if management's              to adjust duration or yield curve
  positions and this could result in           analysis proves correct                     exposure, or to establish or adjust
  losses to a fund that would not have       - Derivatives that involve leverage           exposure to particular securities,
  otherwise occured                            could generate substantial gains at         markets or currencies); risk
- Derivatives used for risk management         low cost                                    management may include management of a
  or to increase the Fund's gain may not                                                   Fund's exposure relative to its
  have the intended effects and may                                                        benchmark. Certain Funds may also use
  result in losses or missed                                                               derivatives to increase the Fund's
  opportunities                                                                            gain
- The counterparty to a derivatives                                                      - A Fund only establishes hedges that it
  contract could default Derivatives                                                       expects will be highly correlated with
  that involve leverage could magnify                                                      underlined positions
  losses                                                                                 - While the Funds may use derivatives
- Certain types of derivatives involve                                                     that incidently involve leverage, they
  costs to the Funds which can reduce                                                      do not use them for the specific
  returns                                                                                  purpose of leveraging their portfolio
- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by a Fund, accelerate
  recognition of income to a Fund,
  affect the holding period of a Fund's
  assets and defer recognition of
  certain of a Fund's losses



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                              POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
SECURITIES LENDING
- When a Fund lends a security, there is     - The Funds may enhance income through      - Each adviser maintains a list of
  a risk that the loaned securities may        the investment of the collateral            approved borrowers
  not be returned if the borrower or the       received from the borrower                - The Funds receive collateral equal to
  lending agent defaults                                                                   at least 100% of the current value of
- The collateral will be subject to the                                                    the securities loaned
  risks of the securities in which it is                                                 - The lending agents indemnify the Funds
  invested                                                                                 against borrower default
                                                                                         - Each adviser's collateral investment
                                                                                           guidelines limit the quality and
                                                                                           duration of collateral investment to
                                                                                           minimize losses
                                                                                         - Upon recall, the borrower must return
                                                                                           the securities loaned within the
                                                                                           normal settlement period

MARKET CONDITIONS
- Each Fund's share price and                - Stocks have generally outperformed        - Under normal circumstances the Funds
  performance will fluctuate in response       more stable investments (such as bonds      plan to remain fully invested, with at
  to stock and/or bond market movements        and cash equivalents) over the long         least 65% in stocks; stock investments
- Adverse market conditions may from           term                                        may include U.S. and foreign common
  time to time cause a Fund to take          - With respect to the Diversified Fund,       stocks, convertible securities,
  temporary defensive positions that are       a diversified, balanced portfolio           preferred stocks, trust or partnership
  inconsistent with its principal              should mitigate the effects of wide         interests, warrants, rights, REIT
  investment strategies and may hinder         market fluctuations, especially when        interests and investment company
  the Fund from achieving its                  stock and bond prices move in               securities
  investment objective                         different directions                      - A Fund seeks to limit risk and enhance
                                                                                           performance through active management
                                                                                           and diversification
                                                                                         - During severe market downturns, each
                                                                                           Fund has the option of investing up to
                                                                                           100% of assets in investment-grade
                                                                                           short-term securities

MANAGEMENT CHOICES
- A Fund could underperform its              - A Fund could outperform its benchmark     - The advisers focus their active
  benchmark due to its securities and          due to these same choices                   management on securities selection,
  asset allocation choices                                                                 the area where they believe their
                                                                                           commitment to research can most
                                                                                           enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could     - Favorable exchange rate movements         - The Funds, except the Diversified
  reduce gains or create losses                could generate gains or reduce losses       Fund, anticipate that total foreign
- A Fund could lose money because of         - Foreign investments, which represent a      investments will not exceed 20% of
  foreign government actions, political        major portion of the world's                assets (10% for the Small Cap Growth
  instability, or lack of adequate and         securities, offer attractive potential      Fund and 30% for the Diversified Fund)
  accurate information                         performance and opportunities for         - The Funds actively manage the currency
- Currency and investment risks tend to        diversification                             exposure of their foreign investments
  be higher in emerging markets; these       - Emerging markets can offer higher           relative to their benchmarks, and may
  markets also present higher liquidity        returns                                     hedge back into the U.S. dollar from
  and valuation risks                                                                      time to time (see also "Derivatives");
                                                                                           these currency management techniques
                                                                                           may not be available for certain
                                                                                           emerging markets investments

ILLIQUID HOLDINGS
- Each Fund could have difficulty            - These holdings may offer more             - No Fund may invest more than 15% of
  valuing these holdings precisely             attractive yields or potential growth       net assets in illiquid holdings
- Each Fund could be unable to sell            than comparable widely traded             - To maintain adequate liquidity to meet
  these holdings at the time or price it       securities                                  redemptions, each Fund may hold high
  desires                                                                                  quality short-term securities
                                                                                           (including repurchase agreements and
                                                                                           reverse repurchase agreements) and,
                                                                                           for temporary or extraordinary
                                                                                           purposes, may borrow from banks up to
                                                                                           33 1/3% of the value of its total
                                                                                           assets or draw on a line of credit

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

This information for the Mid Cap Value Fund and the Small Cap Growth Fund has been audited, except as noted by Ernest & Young LLP, whose reports, along with the funds' financial statements are included in the funds' annual reports, which are available upon request.

This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each fund's financial statements, are included in the representative fund's annual report, which are available upon request.

JPMORGAN DISCIPLINED EQUITY FUND(1)




                                                                         Year         Year       Year       Year      1/3/97(2)
                                                                        Ended        Ended      Ended      Ended        Through
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         5/31/01     5/31/00    5/31/99    5/31/98        5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 17.54      $ 17.57    $ 14.96    $ 11.47      $10.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

     Net investment income                                                0.14         0.17       0.17       0.12        0.04

     Net gains or losses on investments(both realized and unrealized)    (1.89)        0.81       3.18       3.62        1.43
                                                                       ---------    --------   --------   --------     ----------
     Total from investment operations                                    (1.75)        0.98       3.35       3.74        1.47

  Less distributions:

     Dividends from net investment income                                 0.14         0.18       0.15       0.12          --

     Distributions from capital gains                                       --         0.83       0.59       0.13          --
                                                                       ---------    --------   --------   --------     ----------
     Total distributions                                                  0.14         1.01       0.74       0.25          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 15.65      $ 17.54    $ 17.57    $ 14.96      $11.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (9.99)%       5.54%     23.07%     32.98%      14.70%(3)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $ 1,210      $ 1,476    $ 1,008    $   296      $   50
---------------------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
  Expenses(4)                                                             0.45%        0.45%      0.45%      0.45%       0.45%
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(4)                                                0.85%        1.04%      1.14%      1.27%       1.58%
---------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursements(4)                                      0.55%        0.55%      0.60%      0.72%       1.34%
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income without reimbursements(4)                         0.75%        0.94%      0.99%      1.00%       0.69%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                        72%          56%        51%        61%         20%(3)
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly J.P. Morgan Institutional Disciplined Equity Fund.
(2) Commencement of operations.
** The percentages reflect the portfolio turnover of The Disciplined Equity Portfolio, of which the Fund invested all of its investable assets.
(3) Not annualized.
(4) Short periods have been annualized.

JPMORGAN DIVERSIFIED FUND


                                                                           Year        Year        Year         Year        Year
                                                                          Ended       Ended       Ended        Ended       Ended
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                          6/30/01     6/30/00     6/30/99      6/30/98     6/30/97
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $16.61       $16.36      $15.06       $13.89      $12.22
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

     Net investment income                                               0.38         0.36        0.34         0.33        0.37

     Net gains or losses in securities (both realized and unrealized)   (1.54)        0.70        1.61         2.03        2.02
                                                                       ---------    --------   --------   --------     ----------
     Total from investment operations                                   (1.16)        1.06        1.95         2.36        2.39

  Distributions to shareholders from:

     Dividends from net investment income                                0.38         0.26        0.35         0.53        0.32

     Distributions from capital gains                                    0.42         0.55        0.30         0.66        0.40
                                                                       ---------    --------   --------   --------     ----------
     Total distributions                                                 0.80         0.81        0.65         1.19        0.72
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.65       $16.61      $16.36       $15.06      $13.89
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (7.01%)       6.61%      13.35%       18.06%      20.52%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $  360       $  359      $  266       $  227      $   70
--------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                 0.98%        0.96%       0.98%        0.98%       0.98%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    2.42%        2.19%       2.22%        2.81%       3.00%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursements                                          1.01%        0.98%       1.01%        1.07%       1.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements                             2.39%        2.17%       2.19%        2.72%       2.73%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(1)                                                     185%         217%        144%          82%        100%
--------------------------------------------------------------------------------------------------------------------------------



(1) The percentages reflect the portfolio turnover of The Diversified Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN MID CAP VALUE FUND(1)



                                                                      10/01/00(2)
                                                                          Through      Year       Year    11/13/97(2)
                                                                          3/31/01     Ended      Ended        Through
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        (unaudited)   9/30/00    9/30/99        9/30/98
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.06       $13.56    $ 10.62      $10.00
---------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                0.25         0.11       0.02        0.11
    Net realized and unrealized gain on investments                      1.23         2.59       3.20        0.54
                                                                         ----         ----       ----        ----
    Total from investment operations                                     1.48         2.70       3.22        0.65
  Less distributions:
    From net investment income                                           0.15         0.09       0.10        0.03
    From net realized gain                                               0.87         3.11       0.18          --
                                                                         ----         ----       ----        ----
     Total distributions                                                 1.02         3.20       0.28        0.03
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.52       $13.06    $ 13.56      $10.62(3)
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            11.61%(3)    23.76%     30.41%       6.50%(3)
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $  4.2       $  4.7    $   3.6      $  2.9
---------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
Before fees waived and expenses absorbed                                 4.30%(4)     4.24%      5.11%       7.72%(4)
---------------------------------------------------------------------------------------------------------------------
After fees waived and expenses absorbed                                  0.75%(4)     0.97%      1.25%       1.25%(4)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                     1.07%(4)     0.84%      0.06%       0.73%(4)
 (after fees waived and expenses absorbed)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 41.58%(3)    98.95%    108.74%      73.34%(3)
---------------------------------------------------------------------------------------------------------------------



(1) Formerly Fleming Mid Cap Value
(2) Commencement of operations.
(3) Not annualized.
(4) Annualized.

JPMORGAN SMALL CAP GROWTH FUND(1)



                                                                         10/01/00
                                                                          Through        Year           Year       11/14/97(2)
                                                                          3/31/01       Ended          Ended           Through
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        (unaudited)     9/30/00        9/30/99           9/31/98
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 15.12        $ 13.45         $ 9.47         $10.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income (loss)                                       (0.26)         (0.08)          0.08           0.08

    Net realized and unrealized gain (loss) on investments             (4.60)          4.34           4.28          (0.59)
                                                                     --------       --------       -------        --------
    Total from investment operations                                   (4.86)          4.26           4.36          (0.51)

  Less distributions:

    From net investment income                                            --           0.04           0.09           0.02

    From net realized gain                                              2.15           2.55           0.29             --
                                                                     --------       --------       -------        --------
    Total distributions                                                 2.15           2.59           0.38           0.02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  8.11        $ 15.12         $13.45         $ 9.47
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (35.22%)(3)     36.33%         46.61%         (5.15%)(3)
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $   1.8        $   4.0         $  1.8         $  1.1
------------------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
Before fees waived and expenses absorbed                                5.98%(4)       5.47%         10.19%         13.84%(4)
------------------------------------------------------------------------------------------------------------------------------
After fees waived and expenses absorbed                                 0.85%(4)       1.05%          1.35%          1.35%(4)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   (0.49%)(4)     (0.61%)        (0.68%)        (0.30%)(4)
 (after fees waived and expenses absorbed)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                34.10%(3)      88.25%         70.75%         35.47%(3)
------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Fleming Small Cap Growth Fund
(2) Commencement of operations.
(3) Not annualized.
(4) Annualized.

JPMORGAN SMARTINDEX(TM) FUND(1)



                                                                                       Year          Year       12/31/98(2)
                                                                                      Ended         Ended           through
PER SHARE DATA FOR FISCAL PERIODS ENDED                                             5/31/01       5/31/00           5/31/99
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 17.07         $16.06         $15.00
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                            0.16           0.14           0.07
    Net gains or losses on securities (both realized and unrealized)                (2.06)          1.02           1.02
                                                                                    -----           ----           ----
    Total from investment operations                                                (1.90)          1.16           1.09
  Less distributions:
    Dividends from net investment income                                             0.15           0.14           0.03
    Distributions from capital gains                                                   --           0.01             --
                                                                                    -----           ----           ----
    Total distributions                                                              0.15           0.15           0.03
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 15.02         $17.07         $16.06
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       (11.21)%         7.25%          7.27%(3)
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                           $   483         $  401         $    5
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
Expenses (excluding dividend expense)(4)                                             0.35%          0.35%          0.35%
---------------------------------------------------------------------------------------------------------------------------
Net investment income(4)                                                             1.00%          1.26%          1.13%
---------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursements(including dividend expense)(4)                       0.49%          0.58%          5.44%
---------------------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements(including dividend expense)(4)          0.86%          1.03%         (3.96)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                67%            45%            19%
---------------------------------------------------------------------------------------------------------------------------



(1) Formerly J.P. Morgan SmartIndex(TM) Fund
(2) Commencement of operations.
(3) Not annualized.
(4) Annualized.

JPMORGAN U.S. EQUITY FUND(1)



                                                                                Year       Year       Year       Year        Year
                                                                               Ended      Ended      Ended      Ended       Ended
PER SHARE DATA FOR FISCAL YEARS ENDED                                        5/31/01    5/31/00    5/31/99    5/31/98     5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $12.79      $15.08     $16.73     $15.66      $14.00
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income                                                     0.08        0.11       0.16       0.15        0.17

    Net gains or losses on investments (both realized and unrealized)        (0.96)       0.26       2.39       3.81        3.02
                                                                            -------      ------     ------     ------      ------
    Total from investment operations                                         (0.88)       0.37       2.55       3.96        3.19

  Less distributions:

    Dividends from net investment income                                      0.08        0.11       0.17       0.18        0.25

    Distributions from capital gains                                          0.71        2.55       4.03       2.71        1.28
                                                                            -------      ------     ------     ------      ------
    Total distributions to shareholders                                       0.79        2.66       4.20       2.89        1.53
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $11.12      $12.79     $15.08     $16.73      $15.66
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 (6.99)%      2.45%     18.66%     28.53%      25.21%
=================================================================================================================================
Net assets, end of period (in millions)                                     $  151      $  241     $  278     $  379      $  330
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses(2)                                                                   0.62%       0.60%      0.60%      0.60%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                      0.57%       0.76%      0.89%      0.89%       1.33%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursements(2)                                            0.64%       0.63%      0.63%      0.63%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements(2)                               0.55%       0.73%      0.86%      0.86%       1.28%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover(3)                                                           81%         89%        84%       106%         99%
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly J.P. Morgan Institutional U.S. Equity Fund
(2) Short periods have been annualized.
(3) The percentages reflect the portfolio turnover of The U.S. Equity Portfolio, of which the Fund invested all of the investable assets.

JPMORGAN U.S. SMALL COMPANY FUND(1)



                                                                               Year      Year         Year       Year        Year
                                                                              Ended     Ended        Ended      Ended       Ended
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              5/31/01   5/31/00      5/31/99    5/31/98     5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $15.11      $11.98     $ 15.30      $14.09      $13.97
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income                                                   0.08        0.04        0.08        0.09        0.10

    Net gains or losses on investments(both realized and unrealized)        0.03(2)     3.10       (1.83)       3.04        1.07
                                                                           --------    ------      -------     ------      ------
    Total from investment operations                                        0.11        3.14       (1.75)       3.13        1.17

  Less distributions:

    Dividends from net investment income                                    0.09        0.01        0.08        0.08        0.13

    Distributions from capital gains                                        1.79          --        1.49        1.84        0.92
                                                                           --------    ------      -------     ------      ------
    Total distributions                                                     1.88        0.01        1.57        1.92        1.05
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $13.34      $15.11     $ 11.98      $15.30      $14.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                0.94%      26.23%     (10.79)%     23.55%       9.44%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $  410      $  358     $   345      $  420      $  402
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                    0.82%       0.80%       0.80%       0.80%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       0.54%       0.26%       0.55%       0.55%       0.81%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursements                                             0.82%       0.82%       0.85%       0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements                                0.54%       0.24%       0.50%       0.50%       0.76%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover(3)                                                        110%        104%        104%         96%         98%
---------------------------------------------------------------------------------------------------------------------------------



(1) Formerly J.P. Morgan Institutional U.S. Small Company Fund
(2) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the fund during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values.
(3) The percentages reflect the portfolio turnover of The U.S. Small Company Portfolio, of which the Fund invested all of its investable assets.

                       This page intentionally left blank.

HOW TO REACH US


MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:


JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


             The Investment Company Act File Nos. for each Fund are:
              JPMorgan Disciplined Equity Fund            811-7342
              JPMorgan Disciplined Equity Value Fund      811-7795
              JPMorgan Diversified Fund                   811-7342
              JPMorgan Mid Cap Value Fund                 811-8189
              JPMorgan Small Cap Growth Fund              811-8189
              JPMorgan SmartIndex(TM) Fund                811-7795
              JPMorgan U.S. Equity Fund                   811-7342
              JPMorgan U.S. Small Company Fund            811-7342
        (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                    PR-EQI-901 X

                                 JPMORGAN FUNDS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                               SEPTEMBER 7, 2001



                           FLEMING MUTUAL FUND GROUP
                          JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP GROWTH FUND


                      522 FIFTH AVENUE, NEW YORK, NY 10036


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses dated
September 7, 2001 offering shares of Mid Cap Value Fund and Small Cap Growth Fund. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting JPMorgan Fund Distributors, Inc. (the "Distributor"), at 1211 Avenue of the Americas, 41st Floor, New York, NY 10081.


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

    For more information about your account, simply call or write the J.P. Morgan Funds Service Center at:


Select, Classes A, B and C Shares:  Institutional Shares:

J.P. Morgan Funds Service Center    J.P. Morgan Institutional Funds
P.O. Box 219392                     Service Center
Kansas City, MO 64121-9392          500 Stanton Christiana Road
                                    Newark, Delaware 19713

1-800-348-4782                      1-800-766-7722

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

The Corporation...................................    3
Description of Permitted Investments..............    3
Fundamental Investment Policies...................    8
Management of the Corporation and the Funds.......    9
Computation of Yield and Total Return.............   20
Purchases, Redemptions and Exchanges..............   21
Determination of Net Asset Value..................   25
Distributions; Tax Matters........................   25
Portfolio Transactions and Brokerage..............   29
Description of Shares.............................   30
Limitation of Directors' Liability................   30
Principal Holders.................................
Financial Information.............................   31

                         THE CORPORATION AND THE FUNDS



    The JPMorgan Mid Cap Value Fund and the Small Cap Growth Fund (formerly Fleming Fund and Fleming Fledgling Fund, respectively (The "Funds")). Fleming Mutual Fund Group (The "Corporation"), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997. The Articles of Incorporation permits the Corporation to offer 100 million shares of common stock, with $.001 par value per share. Pursuant to the Corporation's Articles of Incorporation, the Board may increase the number of shares that the Corporation is authorized to issue without the approval of the Corporation's shareholders. The Board has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series, and to classify or reclassify any unissued shares with respect to such class or series. The Trustees of the Corporation have authorized the issuance and sale of five classes of share for each of the Funds (Select, Institution, Classes A, B and C Shares).


    The shares of the Funds, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Funds have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of either of the Funds may be presumed to "control" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) that Fund. Under Maryland law, the Corporation is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

    The Corporation bears the costs of its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, certain proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


    The Board of Trustees of the Corporation provides broad supervision over the affairs of the Corporation including the Funds. Robert Fleming Inc. (the "Adviser") is the investment adviser for the Funds. The Chase Manhattan Bank serves as the Corporation's administrator (the "Administrator") and supervises the overall administration of the Corporation, including the Funds. A majority of the Trustees of the Corporation are not affiliated with the Adviser.


                              INVESTMENT POLICIES


    The following discussion supplements the information in the Prospectuses regarding the investment objective and policies for the Funds.



    AMERICAN DEPOSITARY RECEIPTS ("ADR"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


    EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.


    The convertible securities in which the Funds may invest include any debt securities or preferred stock, which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

    Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

    Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

    No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    There are risks associated with these activities, including the following:

    (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
    (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures;
    (3) there may not be a liquid secondary market for a futures contract or option;
    (4)  trading restrictions or limitations may be imposed by an exchange; and
    (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.


    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.


    INVESTMENT GRADE DEBT SECURITIES. The Funds may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the adviser to be of comparable quality.

    MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

    A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    REITS. A Fund may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unit holders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

    A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund , but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


    The Securities and Exchange Commission ("SEC") has granted the Funds an exemptive order permitting each Fund to invest its uninvested cash in any of the following affiliated money market funds or their successors: JPMorgan Institutional Prime Money Market Fund, JPMorgan Institutional Tax Exempt Money Market Fund, JPMorgan Institutional Federal Money Market Fund and JPMorgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.


    REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Corporation's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

    U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States

(e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

    U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

    U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

    WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    SECURITIES LENDING. In order to generate additional income, a Fund may lend its securities to qualified broker-dealers or institutional investors, in an amount up to 33 1/3% of the total assets taken at market value, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily.

    There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                        FUNDAMENTAL INVESTMENT POLICIES

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

    No Fund may:

    (1) Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.
    (2) Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

    (3) Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.
    (4) Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.
    (5) Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in REIT's, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
    (6) Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").
    (7) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

    The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Directors.

    No Fund may:

    (1) Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, provided, such Fund may segregate assets without limit in order to comply with the SEC's position regarding the asset segregation requirements of
         Section 18 of the 1940 Act.
    (2)  Invest in companies for the purpose of exercising control.
    (3) Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.
    (4) Invest its assets in securities of any investment company, except as permitted by the 1940 Act.
    (5) Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.
    (6) Enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and each Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

                  MANAGEMENT OF THE CORPORATION AND THE FUNDS

                                  THE ADVISER

    The Corporation and Robert Fleming Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Adviser is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan Chase & Co. is a global financial services firm headquartered in New York. On August 1, 2000, Chase Manhattan Corporation acquired Robert Fleming Holdings Limited, which was Robert Fleming Inc.'s indirect parent. On
December 14, 2000, Fund shareholders approved the Advisory Agreement with Robert Fleming Inc.

    The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Directors of the Corporation or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Corporation.

    The Chase Manhattan Bank has agreed that it will reimburse each Fund as described in the Prospectuses, to the extent necessary to maintain each Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses of the Fund) at the following annual rate of each Fund's average daily net assets until September 7, 2002.


Mid Cap Value--A                                     1.25%
    Mid Cap Value--B                                 2.00%
    Mid Cap Value--C                                 2.00%
    Mid Cap Value--Select                            1.00%
    Mid Cap Value--Institutional                     0.75%
Small Cap Growth--A                                  1.60%
    Small Cap Growth--B                              2.35%
    Small Cap Growth--C                              2.35%
    Small Cap Growth--Select                         1.10%
    Small Cap Growth--Institutional                  0.85%


    The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made. Reimbursement is contingent upon the Adviser's determination that it will seek reimbursement from the Fund. In addition, the Board of Directors must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement.

    The table below sets forth the advisory fees paid by the each Fund listed to the Adviser under prior reimbursement arrangements for the fiscal periods indicated.


Mid Cap Value--For the period November 13, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999
and 2000 were: $18,183, $31,499 and $32,908, respectively.            .



Small Cap Growth--For the period November 14, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999
and 2000 were: $10,621, $14,900 and $28,012, respectively.            .


    The table below sets forth the other expenses, including advisory fees, the Adviser waived/reimbursed the Funds listed for the fiscal periods indicated.


Mid Cap Value--For fiscal years ended September 30, 1999 and 2000 were:
$131,012, $135,310 and $136,037, respectively.            .

Small Cap Growth--For the period November 14, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999
and 2000 were: $134,932, $131,914 and $141,118, respectively.            .


                               THE ADMINISTRATOR


    Pursuant to an Administration Agreement (the "Administration Agreements"), The Chase Manhattan Bank ("Chase") is the administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Corporation of all documents required to be filed for compliance by the Corporation with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.



    Under the Administration Agreement, Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Directors of the Corporation, including a majority of the Directors who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Corporation on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.



    In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of each Fund's average net assets of all non-money market funds in the JPMorgan funds complex plus 0.075% of each Fund's average daily net assets in excess of $25 billion. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis. Chase may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.


    The table below sets forth the fees paid by the each Fund listed to Investment Company Administration, LLC ("ICA"), the Funds' former Administrator, for the fiscal periods indicated.


Mid Cap Value Fund--For the period November 13, 1997 (commencement of operations) through September 30, 1998: $35,288. For the fiscal years ended September 30, 1999 and 2000 were: $40,000 and $40,000, respectively.



Small Cap Growth Fund--For the period November 14, 1997 (commencement of operations) through September 30, 1998: $35,178. For the fiscal years ended September 30, 1999 and 2000 were: $40,000 and $40,000, respectively.



                                  DISTRIBUTOR



    J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Corporation's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Corporation, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Corporation and the Distributor. Under the terms of the Distribution Agreement between the

Distributor and the Trust dated April 11, 2001, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect, subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.



    The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Directors of the Corporation and a vote of the Directors who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Directors" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation including a vote of a majority of the Directors who are not "interested persons" of the Corporation, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.


                               DISTRIBUTION PLANS

    The Corporation has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of certain classes of shares of the Funds as described in the Prospectuses, which provide that such classes of the Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.


    Class A shares pay a Distribution Fee of up to 0.25%, and Class B and Class C shares pay a Distribution Fee of up to 1.00% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 1.00% of average daily net assets with respect to Class B shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.


    Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.75% annualized of the average net asset value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B or Class C shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 1.00% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares.

However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.


    Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Directors"). Each Distribution Plan requires that the Corporation shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


           SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Corporation has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Funds as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with other parties for the provision of shareholder support services.

    In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from each Fund a fee of 0.25% for the Select, Class A, Class B and Class C shares and a fee of 0.10% for the Institutional shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Funds on a month-to-month basis.

    The Adviser and/or the Distributor may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make payments to certain selected dealers or other Shareholder Servicing Agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up 0.10% annually of the average net assets of the Fund attributable to shares if the Fund held by customers of such Shareholder Servicing Agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by the Adviser and/or the Distributor.

    The Adviser and its affiliates and the Funds and their affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

    The Corporation has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Corporation. DST's address is 210 West 10th Street, Kansas City, MO 64105.

    Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund, and receives such compensation as is from time to time agreed upon by the Corporation and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. Chase is located at 4 Metrotech Center, Brooklyn, NY 11245.

              DIRECTORS AND PRINCIPAL OFFICERS OF THE CORPORATION

    The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors and Officers of the Corporation and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Corporation pays the fees to unaffiliated Directors for their service as directors. Unless otherwise noted, the business address of each Director and each Officer is 522 Fifth Avenue, New York, New York 10036.

                                   DIRECTORS


WILLIAM J. ARMSTRONG--DIRECTOR; Retired; formerly Vice President and Treasurer Ingersoll-Rand Company. His address is 287 Hampshire Ridge, Park Ridge, NJ 07656. His date of birth is December 4, 1941.



ROLAND R. EPPLEY, JR.--DIRECTOR; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. His address is 105 Coventry Place, Palm Beach Gardens, FL 33418. His date of birth is April 1, 1933.



ANN MAYNARD GRAY--DIRECTOR; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc. Her address is 1262 Rockrimmon Road, Stamford, CT 06903. Her date of birth is August 22, 1945.



MATTHEW HEALEY--DIRECTOR; Former Chief Executive Officer of trusts in the
J.P. Morgan Family of Funds through April 2001, Former Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1934.



FERGUS REID, III*--DIRECTOR; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Director, Morgan Stanley Funds. His address is 202 June Road, Stamford, CT 06903. His date of birth is August 12, 1932.



JAMES J. SCHONBACHLER--DIRECTOR; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His address is 3711 Northwind Court, Jupiter, FL 33477. His date of birth is January 26, 1943.



LEONARD M. SPALDING*--DIRECTOR; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. His address is 2025 Lincoln Park Road, Springfield, KY 40069. His date of birth is July 20, 1935.



H. RICHARD VARTABEDIAN--DIRECTOR; Former President of trusts in the J.P. Morgan Family of Funds; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of the Chase Manhattan Bank, N.A., 1980-1991. His address is P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576. His date of birth is January 26, 1936.

    A majority of the disinterested Directors have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Directors of the Corporation, and trustees of J.P. Morgan Funds, J.P. Morgan Institutional Funds, J.P. Morgan Funds, J.P. Morgan Series Trust, Mutual Fund Group, Mutual Fund Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Mutual Fund Variable Annuity Trust, and Mutual Fund Investment Trust up to and including creating a separate board of directors.



    Each Director is currently paid an annual fee of $75,000 for serving as Director of the Funds and the trusts listed above. Each is reimbursed for expenses incurred in connection with service as a Director. The Directors may hold various other directorships unrelated to the Funds.


                                AUDIT COMMITTEE


    The members of the Audit Comittee are Messrs. Armstrong (Chairman), Eppley, Reid and Ms. Gray.



    The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler, and Armstrong.



    The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian, Healey and Ms. Gray.



    The members of the Nomination & Compensation Committee (Governance) are Messrs. Vartabedian (Chairman), Schonbachler, Eppley, and Reid.



    REMUNERATION OF DIRECTORS: Each Director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each Director who is not an affiliate of the adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Director also serves as a Director of other investment companies advised by the adviser. Each Director receives a fee, allocated among all investment companies for which the Director serves, which consists of an annual retainer component and a meeting component.



    Director compensation expenses paid by the Corporation for the calendar year ended December 31, 2000 are set forth below:



                                        AGGREGATE TRUSTEE          PENSION OR              TOTAL
                                          COMPENSATION         RETIREMENT BENEFIT    COMPENSATION PAID
                                           PAID BY THE        ACCURED BY THE "FUND       FROM FUND
                                     CORPORATION DURING 2000      COMPLEX"(1)**         COMPLEX(2)
                                     -----------------------  ---------------------  -----------------
William J. Armstrong, Director                   N/A                       N/A           $ 90,000
Roland R. Eppley, Jr., Director                  N/A                       N/A             91,000
Ann Maynard Gray, Director                   $11,239                       N/A             75,000
Matthew Healey, Director(2)                   11,239                       N/A             75,000
Fergus Reid, III,* Director                      N/A                       N/A            205,750
James J. Schonbachler, Director               11,239                       N/A             75,000
Leonard M. Spalding, Jr., Director               N/A                       N/A             89,000
H. Richard Vartabedian, Director                 N/A                       N/A            134,350



  *  Mr. Reid is deemed to be an "interested person" (as defined in the 1940
     Act) of the Trust because he is an officer of the Trust. Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of J.P. Morgan Chase & Co.
 ** On February 22, 2001, the Board of Trustees voted to terminate the Retirement Plan.
(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the Directors serve includes 14 investment companies.
(2) Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

    The Board of Directors of the Corporation met five times during the 2000 calendar year, and each of the Trustees attended at least 75% of the meetings of the Board and any committee on which he or she serves.



    Effective August 21, 1995, the Directors instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Director (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Directors' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Director dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Director's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Director's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.



    The Directors decide upon general policies and are responsible for overseeing the Corporation's business affairs.



                                    OFFICERS



    The Corporation's executive officers (listed below), other than the officers who are employees of the Adviser, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.



    The officers of the Corporation, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, New York, 10036.



    GEORGE GATCH; President, Managing Director, J.P. Morgan Investment Management Inc. Mr. Gatch is head of J.P. Morgan Fleming's U.S. Mutual Funds and FInancial Intermediaries Business. He has held numerous positions throughout the firm in business management, marketing and sales. His date of birth is December 21, 1962.



    DAVID WEZDENKO; Treasurer; Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko is the Chief Operating Officer for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P.Morgan in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business. His date of birth is October 2, 1963.



    SHARON WEINBERG; Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for the U.S. Mutual Funds and Financial Intermediaries business. Since joining J.P. Morgan in 1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her date of birth is June 15, 1959.



    MICHAEL MORAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Moran is the Chief Financial Officer of JP Morgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held various financial reporting roles in the Investment Management and Middle Market businesses at J.P. Morgan. His date of birth is July 14, 1969.



    STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Service Group within Fund Administration. Prior to joining J.P. Morgan in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, includes Assistant General Counsel, Tax Director, and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His date of birth is June 2, 1953.



    JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she served as assistant Secretary for the Mainstay Funds. From October 1995 through
July 1998, Ms. Bartlett was an associate at the law firm of Wilkie, Farr & Gallagher. Her date of birth is May 29, 1965.



    JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the Mutual fund Group at SunAmerica Asset Management Inc. His date of birth is November 4, 1965.



    PAUL M. DERUSSO; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for the J.P. Morgan Fund complex and their successor on the heritage Chase side since prior to 1996. His date of birth is December 3, 1954.



    LAI MING FUNG; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in the Funds Administration group as a Budgeting Analyst for the Budgeting & Expense Group. Prior to April to 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her date of birth is September 8, 1974.



    MARY SQUIRES; Assistant Treasurer. Vice President J.P. Morgan Investment Management Inc. Ms. Squires has held numerous financial and operations positions supporting the J.P. Morgan Chase complex. Her date of birth is January 8, 1955.



    NIMISH S. BHATT; Assistant Treasurer; Senior Vice President, Fund Administration and Financial Services, BISYS Investment Services, since November 2000; various positions held within BISYS prior thereto since 1996, including Vice President and Director of International Operations, Vice President of Financial Adiministration and Vice President of Tax. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is June 6, 1963.



    ARTHUR A. JENSEN; Assistant Treasurer; Vice President, Financial Services, BISYS Investment Services, since June 2001; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is September 28, 1966.



    MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Service, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG Peat Mardwick (1987-1994). His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.



    ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.



    LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.



    As of August 22, 2001, the officers and Trustees as a group owned less than 1% of the shares of each Fund.



                                CODES OF ETHICS



    The Corporation, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                      CONTROL PERSONS AND SHARE OWNERSHIP


    As of August 22, 2001, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:



FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
Mid Cap Value Fund, Class A            Investors Trust Co Cust                      6.82%
                                       William M Lyon
                                       216 Pine Ridge Dr
                                       Wappingers FL NY 12590-5928

                                       Tress-Levin PC                               6.60%
                                       Pension Plan
                                       7848 Old York Rd Ste 100
                                       Elkins Park PA 19027-2541

                                       Bear Stearns Securities Corp.                5.10%
                                       FBO 080-82726-11
                                       1 Metrotech Center North
                                       Brooklyn NY 11201-3870

Mid Cap Value Fund, Class B            Investors Trust Co Cust                      5.72%
                                       Ronald Mah
                                       80 Parkshore Cir
                                       Sacramento CA 95831-3061

                                       Donaldson Lufkin Jenrette                   13.79%
                                       Securities Corp Inc
                                       P.O. Box 2052
                                       Jersey City NJ 07303-2052

Mid Cap Value Fund, Class C            MLPF&S for the Sole Benefit of              12.22%
                                       its Customers
                                       ATTN Fund Administration
                                       SEC# 97B00
                                       4800 Deer Lake Dr E FL 3
                                       Jacksonville FL 32246-6484

                                       Winston Moss                                22.84%
                                       59 Chateau Rothchild Dr
                                       Kenner LA 70065-1906

                                       Cindy Sai Lin Chan                          14.17%
                                       92 36 246th Street
                                       Floral Park NY 11001-3919

                                       Donaldson Lufkin Jenrette                   17.24%
                                       Securities Corp Inc
                                       P.O. Box 2052
                                       Jersey City NJ 07303-2052

                                       Donaldson Lufkin Jenrette                    6.24%
                                       Securities Corp Inc
                                       P.O. Box 2052
                                       Jersey City NJ 07303-2052

Mid Cap Value Fund, Institutional      Robert Fleming Inc                          19.76%
 Class                                 320 Park Ave
                                       New York NY 10022-6815

FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
                                       Jonathan K Simon                            14.78%
                                       320 Old Church Rd
                                       Greenwich CT 06830-4824

                                       Oliver M Langenberg TR                       6.27%
                                       U/A 04/04/1983
                                       Oliver M Langenberg Trust
                                       6419 Ellenwood Ave
                                       Saint Louis MO 63105-2228

                                       Robert E Marks                               6.72%
                                       72 Glenville Rd
                                       Greenwich CT 06831-4433

                                       Investors Trust Co Cust                     14.42%
                                       FBO Vincenzo Vigna IRA A/C
                                       P.O. Box 1462
                                       Charlestown RI 02813-0902

Small Cap Growth Fund, Class A         JP Morgan Investment Mgmt                    6.64%
                                       ATTN Haskel Ginsberg
                                       522 5th Ave FL 10
                                       New York NY 10036-7601

                                       NFSC FEBO # CID-010286                      55.62%
                                       Carlos M Kier TTEE
                                       Carlos M Kier M D P A PFT
                                       Shring PL
                                       909B Medical Center Dr
                                       Arlington TX 76012-4757

                                       NFSC FEBO # CR1-358223                       6.11%
                                       Chase Manhattan Bank Cust
                                       IRA of Susan E Arduini
                                       Trad IRA
                                       1 Mein Dr
                                       New City NY 10956-6712

                                       Donaldson Lufkin Jenrette                   19.06%
                                       Securities Corp Inc
                                       P.O. Box 2052
                                       Jersey City NJ 07303-2052

                                       NFSC FEBO # C1D-007226                       9.17%
                                       James Foxx S E Winchester TTE
                                       Meridian Prods Inc 401K PL and
                                       TR U/A 6/26/01
                                       14005 Stemmons Freeway
                                       Dallas TX 75234-3460

Small Cap Growth Fund, Class B         JP Morgan Investment Mgmt                   16.84%
                                       ATTN Haskel Ginsberg
                                       522 5th Ave FL 10
                                       New York NY 10036-7601

                                       NFSC FEBO # A35-101621                       7.82%
                                       Chase Manhattan Bank IRA Cust
                                       IRA of Servio Ruiz
                                       P.O. Box 950
                                       New Brunswick NJ 08933-0001

FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
                                       Donaldson Lufkin Jenrette                   14.55%
                                       Securities Corp Inc
                                       P.O. Box 2052
                                       Jersey City NJ 07303-2052

                                       NFSC FB0 # CR 1-972010                      21.04%
                                       Chase Manhattan Bank IRA R/O
                                       Cust IRA of Scott A Kushnick
                                       Trad IRA R/O
                                       200 W 90th St Apt 7H
                                       New York NY 10024-1262

                                       NFSC FEBO # C1B-952516                      33.41%
                                       Hsupi Lee
                                       14640 32nd Ave
                                       Flushing NY 11354-3220

Small Cap Growth Fund, Class C         JP Morgan Investment Mgmt                   98.08%
                                       ATTN Haskel Ginsberg
                                       522 5th Ave FL 10
                                       New York NY 10036-7601

Small Cap Growth Fund, Institutional   Robert Fleming, Inc.                        67.97%
 Class                                 320 Park Ave
                                       New York NY 10022-6815

                                       Christina A Mohr                            20.37%
                                       514 E 87th St
                                       New York NY 10128-7602


    The persons listed above as owning 25% or more of the outstanding shares of each Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.


    As of August, 2001, the Directors and Officers of the Corporation, as a
group, owned   % of the outstanding shares of the Mid Cap Value Fund and owned
  % of the outstanding shares of the Small Cap Growth Fund.



                          COMPUTATION OF TOTAL RETURN



    From time to time the Corporation may advertise the total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.



    A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may also quote the Frank Russell Company or Wilshire Associates consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to Fund management, investment philosophy, and investment techniques.

    A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

    The total return of a Fund refers to the average compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

              AVERAGE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES
                              AS OF MARCH 31, 2001


                                              1 YEAR       SINCE INCEPTION
                                          ---------------  ---------------
Mid Cap Value Fund                                 26.75%          -21.27%
Small Cap Growth Fund                             -31.70%           -6.28%


                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Corporation has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

    The broker-dealer allocation for Funds with a 5.75% sales charge on Class A shares is set forth below:

                                         SALES CHARGE AS A
                                           PERCENTAGE OF:
                                     --------------------------  AMOUNT OF SALES CHARGE REALLOWED TO
AMOUNT OF TRANSACTION AT                             NET AMOUNT      DEALERS AS A PERCENTAGE OF
OFFERING PRICE ($)                   OFFERING PRICE   INVESTED             OFFERING PRICE
------------------                   --------------  ----------  -----------------------------------
Under 100,000                               5.75         6.10                           5.00
100,000 but under 250,000                   3.75         3.90                           3.25
250,000 but under 500,000                   2.50         2.56                           2.25
500,000 but under 1,000,000                 2.00         2.04                           1.75

    There is no initial sales charge on purchases of Class A shares of $1 million or more.

    The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million. 0.50% of the next $40 million and 0.20% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

    At times the Fund's distributor may reallow up to the entire sales charge to certain broker dealers. In those instances, broker-dealers selling Class A shares of the Fund may be deemed to be underwriters under the 1933 Act.

    Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the JPMorgan Funds family (or if a Fund has only one class, shares of such Fund), excluding shares of any money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or
(ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

    Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    The Funds' distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The distributor keeps the entire amount of any contingent deferred sales charge ("CDSC") the investor pays.

    The CDSC for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan;
(iv) a redemption resulting from an over-contribution to an IRA;
(v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500.

    Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if the investor is using redemption proceeds received within the prior ninety days from non-JPMorgan mutual funds to buy his or her shares, and on which he or she paid a front-end or contingent deferred sales charge.

    Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

    No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

    Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the JPMorgan Funds Service Center.

    A Fund may sell Class A shares without an initial sales charge to the current and retired Directors (and their immediate families), current and retired employees (and their immediate families) of JPMC, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

    Shareholders of record of any JPMorgan fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any JPMorgan fund, provided there is no change in account registration.

    Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                        DETERMINATION OF NET ASSET VALUE

    The securities of each Fund may be valued by an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Directors.


                           DISTRIBUTIONS; TAX MATTERS



    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.



                QUALIFICATION AS A REGULATED INVESTMENT COMPANY



    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income
(i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must: derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").



    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.



    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each

Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.



    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.



    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.



                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES



    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.



    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.



                               FUND DISTRIBUTIONS



    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.



    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.



    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than 5 years beginning after December 31, 2000.



    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.



    Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Code Sections 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (8% for gain otherwise taxes at 15%) if the corporate shareholder fails to satisfy the foregoing requirement with respect to its shares of a Fund.



    For purposes of the corporate alternative minimum tax ("AMT"), the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends received deduction) in determining its adjusted current earnings.



    Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.



    Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.



    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.



    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.



    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's Federal Income tax liability provided the appropriate information is furnished to the IRS.



                          SALE OR REDEMPTION OF SHARES



    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.



                              FOREIGN SHAREHOLDERS



    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.



    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.



    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.



    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.



    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.



                          STATE AND LOCAL TAX MATTERS



    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION



    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



    Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio managers may serve other clients of the adviser in a similar capacity. Money market instruments are generally purchased in principal transactions.



    The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.



    The Funds' portfolio turnover rates for the three most recent fiscal years were as follows:



                                         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                     SEPTEMBER 30, 1998  SEPTEMBER 30, 1999  SEPTEMBER 30, 2000
                                     ------------------  ------------------  ------------------
Small Cap Growth Fund                         35.47%              70.75%              88.25%
Mid-Cap Value Fund                            73.34%             108.74%              98.95%


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

    The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

    It is expected that the Funds may execute brokerage or other agency transactions through Robert Fleming Inc. or its affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Corporation and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Directors, including those who are not "interested persons" of the Corporation, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

    Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Adviser serves as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser is in possession of inside information about an issuer, the Adviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

    The table below sets forth the brokerage commissions paid by each Fund listed for the periods indicated.


    Mid Cap Value Fund--For the period November 13, 1997 through September 30, 1998 (commencement of operations): $10,563. For the fiscal years ended September 30, 1999 and 2000, $12,966 and $13,065 (of which $284 was paid to firms for research, statistical or other sources provided to the Adviser), respectively.



    Small Cap Growth Fund--For the period November 14, 1997 through
September 30, 1998 (commencement of operations): $1,878. For the fiscal years ended September 30, 1999 and 2000: $1,977 and $3,689 (of which $54 was paid to firms for research, statistical or other sources provided to the Adviser), respectively.


                             DESCRIPTION OF SHARES

    The Articles of Incorporation authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by the Corporation for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

    A Director may be removed by Shareholders at a special meeting called upon written request of majority of Shareholders entitled to cast votes at the meeting. If such a meeting is requested, the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting to the extent required by law.

                       LIMITATION OF DIRECTORS' LIABILITY

    The Articles of Incorporation provides that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviser, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provides that the Corporation will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             FINANCIAL INFORMATION

    The financial statements of the Mid Cap Value Fund and the Small Cap Growth Fund as of and for the year ended September 30, 2000 have been audited by Ernst & Young LLP, independent auditors, as indicated in their report dated November 15, 2000 with respect thereto, and are contained in the Annual Report to Shareholders which is incorporated herein by reference to the Annual Report. Ernst & Young LLP is no longer the auditors for the Funds. PricewaterhouseCoopers LLP is now the Funds' independent auditors.

                 (This page has been left blank intentionally.)

                         FLEMING MUTUAL FUND GROUP, INC.
                                    FORM N-1A
                                     PART C

Item 23. Exhibits:


      (a)      Articles of Incorporation
               (1) Agreement and Declaration of Trust.(1)
               (2) Articles of Incorporation.(2)

               (3) Articles of Merger.(2)

               (4) Articles Supplementary. (6)

               (5) Articles of Amendment. (6)

      (b)      (1) By-Laws.(1)
               (2) By-Laws.(2)




      (d)      Investment Advisory Agreement.(3)

      (e)      Form of Distribution Agreement, filed herewith.




      (g)      Form of Global Custody Agreement. (6)

      (h)      (1) Form of Administration Agreement. (6)

      (h)      (2) Transfer Agent Agreement.(4)
      (h)      (3) Account Services Agreement.(4)
      (h)      (4) Form of  Operating Expense Agreement.(3)

      (i)      Opinion and Consent of Counsel as to legality of Shares.(6)

      (j)     Consent of Independent Accountants. (7)




      (l)     Form of Purchase Agreement.(6)

      (m)     Rule 12b-1 Plan. (6)




      (n)     Rule 18f-3 Plan. (6)

      (p)     Code of Ethics

               (1) Fleming Mutual Fund Group, Inc.(5)
               (2) Robert Fleming Inc.(5)


(99)(a)        Powers of Attorney for: William J. Armstrong, Roland R.
               Eppley, Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding,
               H. Richard Vartabedian and David Wezdenko, filed herewith.

----------

(1) Incorporated by reference to the Form N-1A Registration Statement filed on April 24, 1997.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 30, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Form N-1A Registration Statement filed on January 25, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on April 30, 1998.


(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Form N-1A Registration Statement filed on November 29, 2000.

(6) Incorporated by reference to Post-Effective No. 10 to the Form N-1A Registration Statement filed on April 27, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Form N-1A Registration Statement filed on July 27, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant.

              Not applicable.

Item 25. Indemnification.

              Article VIII of the Articles of Incorporation, filed as Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of

1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

The business of the Adviser is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

Item 27. PRINCIPAL UNDERWRITERS.

         (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

         J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

         Fleming Mutual Fund Group, Inc.
         J.P. Morgan Funds
         J.P. Morgan Institutional Funds
         J.P. Morgan Series Trust

         J.P. Morgan Series Trust II

         Mutual Fund Group
         Mutual Fund Investment Trust
         Mutual Fund Master Investment Trust
         Mutual Fund Select Group
         Mutual Fund Select Trust
         Mutual Fund Trust
         Mutual Fund Variable Annuity Trust


         Growth and Income Portfolio




         (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

                                POSITION AND OFFICES        POSITION AND OFFICES
NAME AND ADDRESS                WITH DISTRIBUTOR            WITH REGISTRANT


Lynn J. Mangum                  Chairman                    None
90 Park Avenue
New York, NY 10016

Margaret Warner Chambers        Vice President              None
90 Park Avenue
New York, NY 10016

Charles Linn Booth              Vice President/Compliance   None
3435 Stelzer Road                 Officer
Columbus, OH 43219

Dennis Sheehan                  Director                    None
90 Park Avenue
New York, NY 10016

Kevin J. Dell                   Secretary                   None
90 Park Avenue
New York, NY 10016

Edward S. Forman                Assistant Secretary         None
90 Park Avenue
New York, NY 10016

Olu T. Lawal                    Fin/Op                      None
90 Park Avenue
New York, NY 10016

Patrick William McKeon          Vice President/Chief        None
90 Park Avenue                    Compliance Officer
New York, NY 10016

William J. Tomko                President                   None
3435 Stelzer Road
Columbus, OH 43219


Item 28. Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                          The Chase Manhattan Bank
                          4 Chase MetroTech Center
                          Brooklyn, NY  11245

                  (b) With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant's Administrator:

                          The Chase Manhattan Bank
                          1 Chase Square
                          Rochester, NY  14643

                  (c)     With respect to Rules 31a-1(b)(5), (6), (7), (9),
                  (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's
                  Adviser:

                          Robert Fleming Inc.
                          522 Fifth Avenue
                          New York, NY  10036

                  (d) With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant's Transfer Agent and Accounting Services Agent:

                          DST Systems, Inc.
                          210 W. 10th Street
                          Kansas City, MO  64105


                  (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal Underwriter:

                          J.P. Morgan Fund Distributors, Inc.
                          1211 Avenue of the Americas
                          41st Floor
                          New York, NY  10036

Item 29. Management Services.

                  There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

                  None.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 7th day of September, 2001.

                                           Fleming Mutual Fund Group, Inc.


                                           By: /s/ George Gatch
                                               -----------------------------
                                               George Gatch
                                               President

                                               /s/ David Wezdenko
                                               -----------------------------
                                               David Wezdenko, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities indicated on September 7, 2001.


/s/ Fergus Reid, III*            Chairman and
---------------------------      Director
Fergus Reid, III

/s/ William J. Armstrong*        Director
---------------------------
William J. Armstrong

/s/ Roland R. Eppley, Jr.*       Director
---------------------------
Roland R. Eppley, Jr.

/s/ Ann Maynard Gray*            Director
---------------------------
Ann Maynard Gray

/s/ Matthew Healey*              Director
---------------------------
Matthew Healey

/s/ James J. Schonbachler*       Director
--------------------------
James J. Schonbachler*

/s/ Leonard M. Spalding, Jr.*    Director
-----------------------------
Leonard M. Spalding, Jr.

/s/ H. Richard Vartabedian*      Director
---------------------------
H. Richard Vartabedian


*By: /s/ David Wezdenko
     ----------------------
     David Wezdenko
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.     Description
-----------     -----------

     99(e)      Form of Distribution Agreement
     99(a)      Powers of Attorney